UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class Z : FSEWX

This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 77	0.75%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending May 31, 2025, driven by corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Also hurting our result was security selection in utilities and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor was an underweight in Broadcom (+84%). This was a stake we established this period. The second-largest relative detractor was our stake in ON Semiconductor (-25%). The stock was not held at period end. Another notable relative detractor was our stake in Meta Platforms (-4%). This was a position we established this period. The stock was one of the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock picking in materials also boosted relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash contributed.
•The top individual relative contributor was our stake in BrightSpring Health Services (+98%). The stock was not held at period end. A second notable relative contributor was an overweight in Netflix (+88%). The stock was among the fund's biggest holdings. Another notable relative contributor was our stake in Salesforce (+43%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	5.96%	7.34%
MSCI USA IMI ESG Leaders Index	10.67%	9.43%
Russell 3000® Index	13.12%	8.89%
A   From June 15, 2021
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$27,058,058
Number of Holdings	122
Total Advisory Fee	$175,456
Portfolio Turnover	64%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.8
Communication Services	17.1
Consumer Discretionary	13.5
Industrials	13.1
Health Care	11.0
Financials	10.8
Energy	2.9
Materials	2.9
Consumer Staples	1.4
Utilities	0.9
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Taiwan - 1.8
Netherlands - 1.3
Canada - 1.2
United Kingdom - 1.0
India - 0.8
Italy - 0.8
Japan - 0.7
Brazil - 0.7
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Alphabet Inc Class A	7.9
Amazon.com Inc	7.2
Microsoft Corp	5.8
Meta Platforms Inc Class A	5.1
Apple Inc	4.1
Netflix Inc	3.2
Eli Lilly & Co	2.9
Wells Fargo & Co	2.4
Boston Scientific Corp	2.0
48.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913338.101    6396-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class C : FCALX

This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 210	2.05%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, security selection in the United States and Europe ex U.K. detracted from the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within information technology, where our picks in semiconductors & semiconductor equipment hurt most. Stock picking in consumer discretionary also hampered the fund's result.
•The biggest individual relative detractor was an underweight in Tesla (+95%). This was an investment we established this period. The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in First Solar (-42%). Not owning Broadcom, a benchmark component that gained 84%, was another notable relative detractor.
•In contrast, from a regional standpoint, an underweight in Japan and an overweight in emerging markets contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were security selection and an underweight in health care. Security selection in energy and utilities also helped.
•The top individual relative contributor was an overweight in Gilead Sciences (+56%). This was a position we established this period. A non-benchmark stake in Ul Solutions gained about 87% and was the second-largest relative contributor. This period we increased our stake in Ul Solutions. Another notable relative contributor was an overweight in Cyber-Ark Software (+67%).
•Notable changes in positioning include a higher allocation to the United Kingdom. By sector, meaningful changes in positioning include higher allocations to consumer discretionary and financials.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.82%	4.13%
Class C	4.82%	4.13%
MSCI World Climate Change Index	16.28%	9.98%
MSCI World Index	14.13%	8.49%
A   From June 15, 2021
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$36,009,774
Number of Holdings	93
Total Advisory Fee	$271,925
Portfolio Turnover	39%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.3
Industrials	17.4
Financials	14.0
Consumer Discretionary	13.9
Health Care	11.9
Communication Services	5.1
Materials	1.8
Consumer Staples	1.5
Energy	1.1
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Preferred Securities - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
China - 1.9
United Kingdom - 1.4
Brazil - 1.1
Denmark - 1.0
Switzerland - 0.9
Germany - 0.9
Japan - 0.7
Hong Kong - 0.6
Others - 2.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.2
NVIDIA Corp	5.8
Apple Inc	5.1
Alphabet Inc Class A	5.1
Tesla Inc	2.5
Moody's Corp	2.5
Deere & Co	2.4
Visa Inc Class A	2.2
Morgan Stanley	2.1
Intercontinental Exchange Inc	2.0
35.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913329.101    6387-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Sustainable Sector Fund Fidelity® SAI Sustainable Sector Fund : FIDJX

This annual shareholder report contains information about Fidelity® SAI Sustainable Sector Fund for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Sector Fund	$ 46	0.44%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending May 31, 2025, driven by corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Dow Jones U.S. Total Stock Market Index for the fiscal year, especially within information technology. Also hurting our result were stock picks in communication services, primarily within the media & entertainment industry, and financials, primarily within the financial services industry.
•The biggest individual relative detractor was an underweight, on average, in Broadcom (+84%). This was a stake we established this period. The stock was one of the fund's largest holdings at period end. The second-largest relative detractor was a stake in Apple (+5%). This period we increased our investment in Apple. The company was one of our largest holdings. An overweight in Micron Technology (-23%) also hurt. This period we increased our investment in Micron Technology.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. An underweight in energy and an overweight in financials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Boston Scientific (+40%). The stock was among the fund's largest holdings this period. A second notable relative contributor was a stake in Salesforce (+41%). The stock was not held at period end. An overweight in Howmet Aerospace (+101%) also helped. This period we increased our stake in Howmet Aerospace.
•Notable changes in positioning include decreased exposure to the health care and communication services sectors.

Application of FMR's environmental, social, and goverrnance (ESG) ratings process and/or its sustainable investing exclusion may affect the Fund's exposure to certain issuers, sectors, regions,and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 14, 2022 through May 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Sustainable Sector Fund	9.47%	11.44%
MSCI USA IMI ESG Leaders Index	10.67%	11.14%
Dow Jones U.S. Total Stock Market Index℠	13.02%	10.76%
A   From April 14, 2022
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$397,410,938
Number of Holdings	247
Total Advisory Fee	$1,087,655
Portfolio Turnover	94%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.3
Financials	13.8
Consumer Discretionary	10.6
Health Care	9.9
Industrials	8.6
Communication Services	8.3
Consumer Staples	5.8
Energy	3.2
Materials	2.1
Utilities	2.1
Real Estate	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Domestic Equity Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.5
Canada - 1.0
Netherlands - 0.8
Taiwan - 0.5
United Kingdom - 0.3
Ireland - 0.3
Spain - 0.3
Greece - 0.3
Belgium - 0.3
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.6
Apple Inc	7.4
NVIDIA Corp	7.4
Amazon.com Inc	4.4
Alphabet Inc Class A	4.0
Tesla Inc	1.6
Netflix Inc	1.5
Broadcom Inc	1.5
Exxon Mobil Corp	1.4
Walmart Inc	1.4
39.2
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913340.101    6551-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Sustainable U.S. Equity Fund Fidelity® Sustainable U.S. Equity Fund : FSEBX

This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable U.S. Equity Fund	$ 93	0.90%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending May 31, 2025, driven by corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Also hurting our result was security selection in utilities and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor was an underweight in Broadcom (+84%). This was a stake we established this period. The second-largest relative detractor was our stake in ON Semiconductor (-25%). The stock was not held at period end. Another notable relative detractor was our stake in Meta Platforms (-4%). This was a position we established this period. The stock was one of the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock picking in materials also boosted relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash contributed.
•The top individual relative contributor was our stake in BrightSpring Health Services (+98%). The stock was not held at period end. A second notable relative contributor was an overweight in Netflix (+88%). The stock was among the fund's biggest holdings. Another notable relative contributor was our stake in Salesforce (+43%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable U.S. Equity Fund	5.78%	7.19%
MSCI USA IMI ESG Leaders Index	10.67%	9.43%
Russell 3000® Index	13.12%	8.89%
A   From June 15, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$27,058,058
Number of Holdings	122
Total Advisory Fee	$175,456
Portfolio Turnover	64%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.8
Communication Services	17.1
Consumer Discretionary	13.5
Industrials	13.1
Health Care	11.0
Financials	10.8
Energy	2.9
Materials	2.9
Consumer Staples	1.4
Utilities	0.9
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Taiwan - 1.8
Netherlands - 1.3
Canada - 1.2
United Kingdom - 1.0
India - 0.8
Italy - 0.8
Japan - 0.7
Brazil - 0.7
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Alphabet Inc Class A	7.9
Amazon.com Inc	7.2
Microsoft Corp	5.8
Meta Platforms Inc Class A	5.1
Apple Inc	4.1
Netflix Inc	3.2
Eli Lilly & Co	2.9
Wells Fargo & Co	2.4
Boston Scientific Corp	2.0
48.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913333.101    6391-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Sustainable U.S. Equity Fund Fidelity® SAI Sustainable U.S. Equity Fund : FIDEX

This annual shareholder report contains information about Fidelity® SAI Sustainable U.S. Equity Fund for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable U.S. Equity Fund	$ 57	0.55%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending May 31, 2025, driven by corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Stock selection and an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also hurting our result was stock picking in utilities.
•The biggest individual relative detractor was an underweight in Broadcom (+84%). This was a stake we established this period. The second-largest relative detractor was our stake in ON Semiconductor (-26%). The stock was not held at period end. Our stake in Cigna (-13%) also hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in energy. Stock selection in materials also boosted the fund's relative performance. Also bolstering our relative result was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash contributed.
•The top individual relative contributor was our stake in BrightSpring Health Services (+102%). The stock was not held at period end. The second-largest relative contributor was an overweight in Netflix (+87%). This period we increased our position in Netflix. The company was one of the fund's biggest holdings. Another notable relative contributor was our stake in Salesforce (+43%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 14, 2022 through May 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Sustainable U.S. Equity Fund	6.32%	8.78%
MSCI USA IMI ESG Leaders Index	10.67%	11.14%
Russell 3000® Index	13.12%	10.84%
A   From April 14, 2022
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$288,815,775
Number of Holdings	122
Total Advisory Fee	$1,068,678
Portfolio Turnover	136%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.7
Communication Services	16.3
Industrials	13.5
Consumer Discretionary	12.8
Financials	11.3
Health Care	11.2
Energy	3.0
Materials	3.0
Consumer Staples	1.5
Utilities	0.9
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Taiwan - 1.8
Netherlands - 1.4
Canada - 1.2
United Kingdom - 1.0
India - 0.8
Italy - 0.8
Japan - 0.7
Brazil - 0.7
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.2
Alphabet Inc Class A	6.9
Amazon.com Inc	6.3
Microsoft Corp	5.3
Meta Platforms Inc Class A	5.2
Apple Inc	4.3
Netflix Inc	3.4
Eli Lilly & Co	3.0
Wells Fargo & Co	2.5
Boston Scientific Corp	2.1
46.2
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Fidelity® SAI Sustainable Future Fund merged into Fidelity® SAI Sustainable U.S. Equity Fund on November 15, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913341.101    6552-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class Z : FCLZX

This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 93	0.90%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, security selection in the United States and Europe ex U.K. detracted from the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within information technology, where our picks in semiconductors & semiconductor equipment hurt most. Stock picking in consumer discretionary also hampered the fund's result.
•The biggest individual relative detractor was an underweight in Tesla (+95%). This was an investment we established this period. The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in First Solar (-42%). Not owning Broadcom, a benchmark component that gained 84%, was another notable relative detractor.
•In contrast, from a regional standpoint, an underweight in Japan and an overweight in emerging markets contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were security selection and an underweight in health care. Security selection in energy and utilities also helped.
•The top individual relative contributor was an overweight in Gilead Sciences (+56%). This was a position we established this period. A non-benchmark stake in Ul Solutions gained about 87% and was the second-largest relative contributor. This period we increased our stake in Ul Solutions. Another notable relative contributor was an overweight in Cyber-Ark Software (+67%).
•Notable changes in positioning include a higher allocation to the United Kingdom. By sector, meaningful changes in positioning include higher allocations to consumer discretionary and financials.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	6.05%	5.35%
MSCI World Climate Change Index	16.28%	9.98%
MSCI World Index	14.13%	8.49%
A   From June 15, 2021
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$36,009,774
Number of Holdings	93
Total Advisory Fee	$271,925
Portfolio Turnover	39%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.3
Industrials	17.4
Financials	14.0
Consumer Discretionary	13.9
Health Care	11.9
Communication Services	5.1
Materials	1.8
Consumer Staples	1.5
Energy	1.1
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Preferred Securities - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
China - 1.9
United Kingdom - 1.4
Brazil - 1.1
Denmark - 1.0
Switzerland - 0.9
Germany - 0.9
Japan - 0.7
Hong Kong - 0.6
Others - 2.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.2
NVIDIA Corp	5.8
Apple Inc	5.1
Alphabet Inc Class A	5.1
Tesla Inc	2.5
Moody's Corp	2.5
Deere & Co	2.4
Visa Inc Class A	2.2
Morgan Stanley	2.1
Intercontinental Exchange Inc	2.0
35.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913332.101    6390-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class I : FSEQX

This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 92	0.90%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending May 31, 2025, driven by corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Also hurting our result was security selection in utilities and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor was an underweight in Broadcom (+84%). This was a stake we established this period. The second-largest relative detractor was our stake in ON Semiconductor (-25%). The stock was not held at period end. Another notable relative detractor was our stake in Meta Platforms (-4%). This was a position we established this period. The stock was one of the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock picking in materials also boosted relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash contributed.
•The top individual relative contributor was our stake in BrightSpring Health Services (+98%). The stock was not held at period end. A second notable relative contributor was an overweight in Netflix (+88%). The stock was among the fund's biggest holdings. Another notable relative contributor was our stake in Salesforce (+43%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	5.81%	7.20%
MSCI USA IMI ESG Leaders Index	10.67%	9.43%
Russell 3000® Index	13.12%	8.89%
A   From June 15, 2021
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$27,058,058
Number of Holdings	122
Total Advisory Fee	$175,456
Portfolio Turnover	64%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.8
Communication Services	17.1
Consumer Discretionary	13.5
Industrials	13.1
Health Care	11.0
Financials	10.8
Energy	2.9
Materials	2.9
Consumer Staples	1.4
Utilities	0.9
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Taiwan - 1.8
Netherlands - 1.3
Canada - 1.2
United Kingdom - 1.0
India - 0.8
Italy - 0.8
Japan - 0.7
Brazil - 0.7
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Alphabet Inc Class A	7.9
Amazon.com Inc	7.2
Microsoft Corp	5.8
Meta Platforms Inc Class A	5.1
Apple Inc	4.1
Netflix Inc	3.2
Eli Lilly & Co	2.9
Wells Fargo & Co	2.4
Boston Scientific Corp	2.0
48.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913337.101    6395-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class M : FCAOX

This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 159	1.55%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, security selection in the United States and Europe ex U.K. detracted from the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within information technology, where our picks in semiconductors & semiconductor equipment hurt most. Stock picking in consumer discretionary also hampered the fund's result.
•The biggest individual relative detractor was an underweight in Tesla (+95%). This was an investment we established this period. The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in First Solar (-42%). Not owning Broadcom, a benchmark component that gained 84%, was another notable relative detractor.
•In contrast, from a regional standpoint, an underweight in Japan and an overweight in emerging markets contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were security selection and an underweight in health care. Security selection in energy and utilities also helped.
•The top individual relative contributor was an overweight in Gilead Sciences (+56%). This was a position we established this period. A non-benchmark stake in Ul Solutions gained about 87% and was the second-largest relative contributor. This period we increased our stake in Ul Solutions. Another notable relative contributor was an overweight in Cyber-Ark Software (+67%).
•Notable changes in positioning include a higher allocation to the United Kingdom. By sector, meaningful changes in positioning include higher allocations to consumer discretionary and financials.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	1.68%	3.73%
Class M (without 3.50% sales charge)	5.36%	4.67%
MSCI World Climate Change Index	16.28%	9.98%
MSCI World Index	14.13%	8.49%
A   From June 15, 2021
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$36,009,774
Number of Holdings	93
Total Advisory Fee	$271,925
Portfolio Turnover	39%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.3
Industrials	17.4
Financials	14.0
Consumer Discretionary	13.9
Health Care	11.9
Communication Services	5.1
Materials	1.8
Consumer Staples	1.5
Energy	1.1
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Preferred Securities - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
China - 1.9
United Kingdom - 1.4
Brazil - 1.1
Denmark - 1.0
Switzerland - 0.9
Germany - 0.9
Japan - 0.7
Hong Kong - 0.6
Others - 2.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.2
NVIDIA Corp	5.8
Apple Inc	5.1
Alphabet Inc Class A	5.1
Tesla Inc	2.5
Moody's Corp	2.5
Deere & Co	2.4
Visa Inc Class A	2.2
Morgan Stanley	2.1
Intercontinental Exchange Inc	2.0
35.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913330.101    6388-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Water Sustainability Fund Fidelity® Water Sustainability Fund : FLOWX

This annual shareholder report contains information about Fidelity® Water Sustainability Fund for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Water Sustainability Fund	$ 96	0.92%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, stock selection in Europe ex U.K., primarily in Switzerland, detracted from the fund's performance versus the S&P Global Water Index for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in water utilities.
•The biggest individual relative detractor this period was avoiding Belimo Holding, an index component that gained approximately 111%. A non-index stake in KBR returned roughly -20% and was a second notable relative detractor. This period we increased our position in KBR. Another notable relative detractor was our non-index stake in Ingersoll Rand (-12%). The company was among the fund's biggest holdings this period.
•In contrast, from a regional standpoint, an overweight in the U.K. and picks and an underweight in emerging markets, primarily in India, contributed to the fund's performance versus the industry index.
•By industry, the primary contributor to performance versus the industry index was stock selection in industrial machinery & supplies & components. Picks in water utilities also boosted relative performance.
•The top individual relative contributor was an overweight in Mueller Water Products (+33%). This period we decreased our position in Mueller Water Products. A second notable relative contributor was an overweight in Pentair (+23%). The stock was the fund's biggest holding this period, on average. Another notable relative contributor was an underweight in Xylem (-10%). The stock was one of the fund's largest holdings this period.
•Notable changes in positioning include increased exposure to France and a lower allocation to Canada. By industry, meaningful changes in positioning include increased exposure to utilities and a lower allocation to industrial machinery & supplies & components.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Water Sustainability Fund	9.34%	13.04%	14.30%
S&P® Global Water Index	9.59%	12.95%	14.31%
MSCI ACWI (All Country World Index) Index	14.02%	13.75%	15.35%
A   From April 16, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$116,412,142
Number of Holdings	36
Total Advisory Fee	$868,014
Portfolio Turnover	37%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	55.9
Utilities	37.7
Materials	2.4
Information Technology	1.6
Energy	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 62.9
United Kingdom - 17.0
Switzerland - 5.9
Brazil - 5.5
France - 5.0
Japan - 2.5
Italy - 1.2

TOP HOLDINGS (% of Fund's net assets)
United Utilities Group PLC	7.9
Severn Trent PLC	7.8
Pentair PLC	7.0
Essential Utilities Inc	5.6
Core & Main Inc Class A	5.6
Veolia Environnement SA	5.0
Watts Water Technologies Inc Class A	4.9
American Water Works Co Inc	4.6
Geberit AG	4.3
Xylem Inc/NY	3.8
56.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913324.101    6042-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class M : FSEPX

This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 144	1.40%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending May 31, 2025, driven by corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Also hurting our result was security selection in utilities and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor was an underweight in Broadcom (+84%). This was a stake we established this period. The second-largest relative detractor was our stake in ON Semiconductor (-25%). The stock was not held at period end. Another notable relative detractor was our stake in Meta Platforms (-4%). This was a position we established this period. The stock was one of the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock picking in materials also boosted relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash contributed.
•The top individual relative contributor was our stake in BrightSpring Health Services (+98%). The stock was not held at period end. A second notable relative contributor was an overweight in Netflix (+88%). The stock was among the fund's biggest holdings. Another notable relative contributor was our stake in Salesforce (+43%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	1.57%	5.69%
Class M (without 3.50% sales charge)	5.25%	6.65%
MSCI USA IMI ESG Leaders Index	10.67%	9.43%
Russell 3000® Index	13.12%	8.89%
A   From June 15, 2021
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$27,058,058
Number of Holdings	122
Total Advisory Fee	$175,456
Portfolio Turnover	64%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.8
Communication Services	17.1
Consumer Discretionary	13.5
Industrials	13.1
Health Care	11.0
Financials	10.8
Energy	2.9
Materials	2.9
Consumer Staples	1.4
Utilities	0.9
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Taiwan - 1.8
Netherlands - 1.3
Canada - 1.2
United Kingdom - 1.0
India - 0.8
Italy - 0.8
Japan - 0.7
Brazil - 0.7
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Alphabet Inc Class A	7.9
Amazon.com Inc	7.2
Microsoft Corp	5.8
Meta Platforms Inc Class A	5.1
Apple Inc	4.1
Netflix Inc	3.2
Eli Lilly & Co	2.9
Wells Fargo & Co	2.4
Boston Scientific Corp	2.0
48.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913336.101    6394-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class C : FSEOX

This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 195	1.90%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending May 31, 2025, driven by corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Also hurting our result was security selection in utilities and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor was an underweight in Broadcom (+84%). This was a stake we established this period. The second-largest relative detractor was our stake in ON Semiconductor (-25%). The stock was not held at period end. Another notable relative detractor was our stake in Meta Platforms (-4%). This was a position we established this period. The stock was one of the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock picking in materials also boosted relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash contributed.
•The top individual relative contributor was our stake in BrightSpring Health Services (+98%). The stock was not held at period end. A second notable relative contributor was an overweight in Netflix (+88%). The stock was among the fund's biggest holdings. Another notable relative contributor was our stake in Salesforce (+43%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.81%	6.13%
Class C	4.81%	6.13%
MSCI USA IMI ESG Leaders Index	10.67%	9.43%
Russell 3000® Index	13.12%	8.89%
A   From June 15, 2021
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$27,058,058
Number of Holdings	122
Total Advisory Fee	$175,456
Portfolio Turnover	64%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.8
Communication Services	17.1
Consumer Discretionary	13.5
Industrials	13.1
Health Care	11.0
Financials	10.8
Energy	2.9
Materials	2.9
Consumer Staples	1.4
Utilities	0.9
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Taiwan - 1.8
Netherlands - 1.3
Canada - 1.2
United Kingdom - 1.0
India - 0.8
Italy - 0.8
Japan - 0.7
Brazil - 0.7
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Alphabet Inc Class A	7.9
Amazon.com Inc	7.2
Microsoft Corp	5.8
Meta Platforms Inc Class A	5.1
Apple Inc	4.1
Netflix Inc	3.2
Eli Lilly & Co	2.9
Wells Fargo & Co	2.4
Boston Scientific Corp	2.0
48.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913335.101    6393-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Agricultural Productivity Fund Fidelity® Agricultural Productivity Fund : FARMX

This annual shareholder report contains information about Fidelity® Agricultural Productivity Fund for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Agricultural Productivity Fund	$ 99	0.95%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, picks in the United States and avoiding India notably detracted from the fund's performance versus the MSCI ACWI Select Agriculture Producers IMI 25/50 Index Net MA for the fiscal year.
•By industry, security selection in fertilizers & agricultural chemicals was a key detractor, along with an overweight in agricultural products & services. Out-of-index exposure to biotechnology hurt as well.
•The biggest individual relative detractor was our stake in Lamb Weston Holdings (-33%). This period we decreased our investment in Lamb Weston Holdings. The stock was among the fund's largest holdings this period. The second-largest relative detractor was an overweight in Bunge Global (-25%). The stock was among the fund's biggest holdings. Another notable relative detractor was our non-index stake in Cibus (-78%). The stock was not held at period end.
•In contrast, from a regional standpoint, an overweight in the United States and security selection and an underweight in Japan contributed to the fund's performance versus the industry index.
•By industry, the primary contributor to performance versus the industry index was stock picking in agricultural & farm machinery. An underweight in packaged foods & meats also boosted the fund's relative performance.
•The top individual relative contributor this period was avoiding Kubota, an index component that returned about -17%. A second notable relative contributor was an overweight in Deere (+37%). The company was the fund's biggest holding.
•Notable changes in positioning include increased exposure to the United Kingdom. By industry, meaningful changes in positioning include a lower allocation to packaged foods & meats and agricultural products & services.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Agricultural Productivity Fund	8.76%	13.07%	14.66%
MSCI ACWI Select Agriculture Producers IMI 25/50 Index	10.88%	12.87%	14.77%
MSCI ACWI (All Country World Index) Index	14.02%	13.75%	15.35%
A   From April 16, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$42,662,790
Number of Holdings	27
Total Advisory Fee	$350,900
Portfolio Turnover	21%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Materials	35.3
Industrials	34.0
Consumer Staples	29.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 77.1
Canada - 9.3
United Kingdom - 4.1
Hong Kong - 2.5
Faroe Islands - 2.3
Saudi Arabia - 1.5
Japan - 1.3
Indonesia - 1.0
Netherlands - 0.5
Australia - 0.4

TOP HOLDINGS (% of Fund's net assets)
Deere & Co	25.0
Corteva Inc	15.5
Nutrien Ltd	9.3
Bunge Global SA	4.8
CNH Industrial NV Class A	4.8
CF Industries Holdings Inc	4.6
Ingredion Inc	4.3
Cranswick PLC	4.1
Archer-Daniels-Midland Co	4.0
Toro Co/The	3.0
79.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913323.101    6041-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Climate Action Fund Fidelity® Climate Action Fund : FCAEX

This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Climate Action Fund	$ 108	1.05%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, security selection in the United States and Europe ex U.K. detracted from the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within information technology, where our picks in semiconductors & semiconductor equipment hurt most. Stock picking in consumer discretionary also hampered the fund's result.
•The biggest individual relative detractor was an underweight in Tesla (+95%). This was an investment we established this period. The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in First Solar (-42%). Not owning Broadcom, a benchmark component that gained 84%, was another notable relative detractor.
•In contrast, from a regional standpoint, an underweight in Japan and an overweight in emerging markets contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were security selection and an underweight in health care. Security selection in energy and utilities also helped.
•The top individual relative contributor was an overweight in Gilead Sciences (+56%). This was a position we established this period. A non-benchmark stake in Ul Solutions gained about 87% and was the second-largest relative contributor. This period we increased our stake in Ul Solutions. Another notable relative contributor was an overweight in Cyber-Ark Software (+67%).
•Notable changes in positioning include a higher allocation to the United Kingdom. By sector, meaningful changes in positioning include higher allocations to consumer discretionary and financials.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Climate Action Fund	5.82%	5.18%
MSCI World Climate Change Index	16.28%	9.98%
MSCI World Index	14.13%	8.49%
A   From June 15, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$36,009,774
Number of Holdings	93
Total Advisory Fee	$271,925
Portfolio Turnover	39%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.3
Industrials	17.4
Financials	14.0
Consumer Discretionary	13.9
Health Care	11.9
Communication Services	5.1
Materials	1.8
Consumer Staples	1.5
Energy	1.1
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Preferred Securities - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
China - 1.9
United Kingdom - 1.4
Brazil - 1.1
Denmark - 1.0
Switzerland - 0.9
Germany - 0.9
Japan - 0.7
Hong Kong - 0.6
Others - 2.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.2
NVIDIA Corp	5.8
Apple Inc	5.1
Alphabet Inc Class A	5.1
Tesla Inc	2.5
Moody's Corp	2.5
Deere & Co	2.4
Visa Inc Class A	2.2
Morgan Stanley	2.1
Intercontinental Exchange Inc	2.0
35.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913327.101    6385-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class A : FCAJX

This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 134	1.30%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, security selection in the United States and Europe ex U.K. detracted from the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within information technology, where our picks in semiconductors & semiconductor equipment hurt most. Stock picking in consumer discretionary also hampered the fund's result.
•The biggest individual relative detractor was an underweight in Tesla (+95%). This was an investment we established this period. The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in First Solar (-42%). Not owning Broadcom, a benchmark component that gained 84%, was another notable relative detractor.
•In contrast, from a regional standpoint, an underweight in Japan and an overweight in emerging markets contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were security selection and an underweight in health care. Security selection in energy and utilities also helped.
•The top individual relative contributor was an overweight in Gilead Sciences (+56%). This was a position we established this period. A non-benchmark stake in Ul Solutions gained about 87% and was the second-largest relative contributor. This period we increased our stake in Ul Solutions. Another notable relative contributor was an overweight in Cyber-Ark Software (+67%).
•Notable changes in positioning include a higher allocation to the United Kingdom. By sector, meaningful changes in positioning include higher allocations to consumer discretionary and financials.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-0.40%	3.37%
Class A (without 5.75% sales charge)	5.68%	4.93%
MSCI World Climate Change Index	16.28%	9.98%
MSCI World Index	14.13%	8.49%
A   From June 15, 2021
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$36,009,774
Number of Holdings	93
Total Advisory Fee	$271,925
Portfolio Turnover	39%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.3
Industrials	17.4
Financials	14.0
Consumer Discretionary	13.9
Health Care	11.9
Communication Services	5.1
Materials	1.8
Consumer Staples	1.5
Energy	1.1
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Preferred Securities - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
China - 1.9
United Kingdom - 1.4
Brazil - 1.1
Denmark - 1.0
Switzerland - 0.9
Germany - 0.9
Japan - 0.7
Hong Kong - 0.6
Others - 2.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.2
NVIDIA Corp	5.8
Apple Inc	5.1
Alphabet Inc Class A	5.1
Tesla Inc	2.5
Moody's Corp	2.5
Deere & Co	2.4
Visa Inc Class A	2.2
Morgan Stanley	2.1
Intercontinental Exchange Inc	2.0
35.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913328.101    6386-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class I : FCAUX

This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 108	1.05%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, security selection in the United States and Europe ex U.K. detracted from the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within information technology, where our picks in semiconductors & semiconductor equipment hurt most. Stock picking in consumer discretionary also hampered the fund's result.
•The biggest individual relative detractor was an underweight in Tesla (+95%). This was an investment we established this period. The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in First Solar (-42%). Not owning Broadcom, a benchmark component that gained 84%, was another notable relative detractor.
•In contrast, from a regional standpoint, an underweight in Japan and an overweight in emerging markets contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were security selection and an underweight in health care. Security selection in energy and utilities also helped.
•The top individual relative contributor was an overweight in Gilead Sciences (+56%). This was a position we established this period. A non-benchmark stake in Ul Solutions gained about 87% and was the second-largest relative contributor. This period we increased our stake in Ul Solutions. Another notable relative contributor was an overweight in Cyber-Ark Software (+67%).
•Notable changes in positioning include a higher allocation to the United Kingdom. By sector, meaningful changes in positioning include higher allocations to consumer discretionary and financials.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	5.82%	5.18%
MSCI World Climate Change Index	16.28%	9.98%
MSCI World Index	14.13%	8.49%
A   From June 15, 2021
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$36,009,774
Number of Holdings	93
Total Advisory Fee	$271,925
Portfolio Turnover	39%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.3
Industrials	17.4
Financials	14.0
Consumer Discretionary	13.9
Health Care	11.9
Communication Services	5.1
Materials	1.8
Consumer Staples	1.5
Energy	1.1
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Preferred Securities - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
China - 1.9
United Kingdom - 1.4
Brazil - 1.1
Denmark - 1.0
Switzerland - 0.9
Germany - 0.9
Japan - 0.7
Hong Kong - 0.6
Others - 2.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.2
NVIDIA Corp	5.8
Apple Inc	5.1
Alphabet Inc Class A	5.1
Tesla Inc	2.5
Moody's Corp	2.5
Deere & Co	2.4
Visa Inc Class A	2.2
Morgan Stanley	2.1
Intercontinental Exchange Inc	2.0
35.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913331.101    6389-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class A : FSEKX

This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 118	1.15%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending May 31, 2025, driven by corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Also hurting our result was security selection in utilities and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor was an underweight in Broadcom (+84%). This was a stake we established this period. The second-largest relative detractor was our stake in ON Semiconductor (-25%). The stock was not held at period end. Another notable relative detractor was our stake in Meta Platforms (-4%). This was a position we established this period. The stock was one of the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock picking in materials also boosted relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash contributed.
•The top individual relative contributor was our stake in BrightSpring Health Services (+98%). The stock was not held at period end. A second notable relative contributor was an overweight in Netflix (+88%). The stock was among the fund's biggest holdings. Another notable relative contributor was our stake in Salesforce (+43%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-0.52%	5.33%
Class A (without 5.75% sales charge)	5.55%	6.92%
MSCI USA IMI ESG Leaders Index	10.67%	9.43%
Russell 3000® Index	13.12%	8.89%
A   From June 15, 2021
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$27,058,058
Number of Holdings	122
Total Advisory Fee	$175,456
Portfolio Turnover	64%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.8
Communication Services	17.1
Consumer Discretionary	13.5
Industrials	13.1
Health Care	11.0
Financials	10.8
Energy	2.9
Materials	2.9
Consumer Staples	1.4
Utilities	0.9
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Taiwan - 1.8
Netherlands - 1.3
Canada - 1.2
United Kingdom - 1.0
India - 0.8
Italy - 0.8
Japan - 0.7
Brazil - 0.7
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Alphabet Inc Class A	7.9
Amazon.com Inc	7.2
Microsoft Corp	5.8
Meta Platforms Inc Class A	5.1
Apple Inc	4.1
Netflix Inc	3.2
Eli Lilly & Co	2.9
Wells Fargo & Co	2.4
Boston Scientific Corp	2.0
48.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913334.101    6392-TSRA-0725

Item 2.

Code of Ethics

As of the end of the period, May 31, 2025, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Agricultural Productivity Fund, Fidelity Climate Action Fund, Fidelity Sustainable U.S. Equity Fund, and Fidelity Water Sustainability Fund (the “Funds”):

Services Billed by Deloitte Entities

May 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Agricultural Productivity Fund	$31,900	$-	$7,900	$700
Fidelity Climate Action Fund	$39,800	$-	$7,700	$800
Fidelity Sustainable U.S. Equity Fund	$40,800	$-	$7,700	$800
Fidelity Water Sustainability Fund	$38,200	$-	$7,900	$800

May 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Agricultural Productivity Fund	$30,400	$-	$7,600	$800
Fidelity Climate Action Fund	$37,600	$-	$7,400	$1,000
Fidelity Sustainable U.S. Equity Fund	$38,100	$-	$7,900	$1,000
Fidelity Water Sustainability Fund	$36,600	$-	$7,400	$1,000

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI Sustainable Sector Fund and Fidelity SAI Sustainable U.S. Equity Fund (the “Funds”):

Services Billed by PwC

May 31, 2025 FeesA	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Sustainable Sector Fund	$30,600	$2,800	$6,600	$1,000
Fidelity SAI Sustainable U.S. Equity Fund	$38,500	$2,800	$9,800	$1,000

May 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Sustainable Sector Fund	$29,100	$2,700	$9,600	$900
Fidelity SAI Sustainable U.S. Equity Fund	$29,100	$2,700	$9,600	$900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	May 31, 2025A	May 31, 2024A
Audit-Related Fees	$125,000	$200,000
Tax Fees	$-	$-
All Other Fees	$3,964,900	$935,000

A Amounts may reflect rounding.

Services Billed by PwC

	May 31, 2025A	May 31, 2024A
Audit-Related Fees	$9,845,100	$9,367,800
Tax Fees	$1,000	$61,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	May 31, 2025A	May 31, 2024A
Deloitte Entities	$4,505,500	$5,193,600
PwC	$14,906,700	$14,896,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI Sustainable Sector Fund

Annual Report
May 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Sustainable Sector Fund
Schedule of Investments May 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	7,712	515,239
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	5,692	1,033,431
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Wheaton Precious Metals Corp (United States)	7,781	675,002
CANADA - 1.0%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc	14,539	1,038,023
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	11,254	583,468
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cameco Corp (United States)	6,866	401,867
Imperial Oil Ltd	19,049	1,360,018
MEG Energy Corp	24,927	436,293
		2,198,178
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	1,721	101,591
TOTAL CANADA		3,921,260
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (a)	21,718	168,224
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA	2,851	249,675
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (a)	1,181	63,514
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (a)	4,621	442,738
TOTAL GERMANY		506,252
GREECE - 0.3%
Financials - 0.3%
Banks - 0.3%
Eurobank Ergasias Services and Holdings SA ADR	308,993	471,832
Piraeus Financial Holdings SA	89,945	599,203

TOTAL GREECE		1,071,035
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd/Gandhinagar ADR	6,712	506,018
IRELAND - 0.3%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	59,751	471,419
Information Technology - 0.2%
IT Services - 0.2%
Accenture PLC Class A	2,598	823,098
TOTAL IRELAND		1,294,517
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd	1,146	67,842
NETHERLANDS - 0.8%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (a)	1,962	1,124,736
Merus NV (a)	11,684	655,122
		1,779,858
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	6,584	1,258,400
TOTAL NETHERLANDS		3,038,258
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	10,780	172,580
SPAIN - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (b)(c)	11,289	432,824
Financials - 0.2%
Banks - 0.2%
Banco Santander SA	90,632	723,031
TOTAL SPAIN		1,155,855
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	9,735	1,881,970
UNITED KINGDOM - 0.3%
Consumer Staples - 0.0%
Beverages - 0.0%
Diageo PLC	3,273	88,833
Financials - 0.3%
Capital Markets - 0.2%
London Stock Exchange Group PLC	6,429	978,218
Insurance - 0.1%
Hiscox Ltd	18,001	305,838
TOTAL FINANCIALS		1,284,056

TOTAL UNITED KINGDOM		1,372,889
UNITED STATES - 94.2%
Communication Services - 8.2%
Diversified Telecommunication Services - 0.8%
AT&T Inc	120,891	3,360,770
Entertainment - 3.1%
Live Nation Entertainment Inc (a)	12,144	1,666,035
Netflix Inc (a)	4,853	5,858,687
Spotify Technology SA (a)	2,649	1,761,956
Walt Disney Co/The	27,895	3,153,251
		12,439,929
Interactive Media & Services - 4.3%
Alphabet Inc Class A	91,933	15,788,574
Reddit Inc Class A (a)	9,566	1,074,740
		16,863,314
TOTAL COMMUNICATION SERVICES		32,664,013

Consumer Discretionary - 10.2%
Automobiles - 1.6%
Tesla Inc (a)	18,646	6,460,093
Broadline Retail - 4.5%
Amazon.com Inc (a)	85,018	17,429,540
Etsy Inc (a)	4,396	243,319
Macy's Inc	17,713	210,607
		17,883,466
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (a)	7,876	1,016,004
Booking Holdings Inc	231	1,274,873
Caesars Entertainment Inc (a)	14,810	398,092
Chipotle Mexican Grill Inc (a)	11,269	564,352
Marriott International Inc/MD Class A1	7,097	1,872,402
Starbucks Corp	6,429	539,714
Yum! Brands Inc	6,468	931,004
		6,596,441
Household Durables - 0.1%
PulteGroup Inc	6,259	613,570
Somnigroup International Inc	3,918	254,905
		868,475
Specialty Retail - 1.7%
Home Depot Inc/The	3,754	1,382,561
Lowe's Cos Inc	13,519	3,051,644
Ross Stores Inc	7,621	1,067,626
TJX Cos Inc/The	9,328	1,183,723
		6,685,554
Textiles, Apparel & Luxury Goods - 0.6%
NIKE Inc Class B	14,801	896,793
PVH Corp	6,870	575,499
Tapestry Inc	9,650	758,008
		2,230,300
TOTAL CONSUMER DISCRETIONARY		40,724,329

Consumer Staples - 5.7%
Beverages - 1.2%
Coca-Cola Co/The	48,719	3,512,641
Constellation Brands Inc Class A	2,846	507,413
PepsiCo Inc	5,343	702,337
		4,722,391
Consumer Staples Distribution & Retail - 2.8%
Costco Wholesale Corp	3,979	4,138,876
Kroger Co/The	13,794	941,165
Performance Food Group Co (a)	6,296	563,870
Target Corp	1,136	106,794
Walmart Inc	51,266	5,060,980
		10,811,685
Food Products - 0.4%
Bunge Global SA	5,232	408,881
Mondelez International Inc	8,096	546,399
Simply Good Foods Co/The (a)	23,178	799,873
		1,755,153
Household Products - 1.0%
Procter & Gamble Co/The	23,425	3,979,673
Personal Care Products - 0.3%
BellRing Brands Inc (a)	12,573	791,470
Estee Lauder Cos Inc/The Class A	6,864	459,476
		1,250,946
TOTAL CONSUMER STAPLES		22,519,848

Energy - 2.6%
Energy Equipment & Services - 0.0%
Weatherford International PLC	798	34,793
Oil, Gas & Consumable Fuels - 2.6%
ConocoPhillips	7,034	600,352
Expand Energy Corp	8,289	962,602
Exxon Mobil Corp	54,785	5,604,506
Marathon Petroleum Corp	2,911	467,913
Shell PLC ADR	23,965	1,586,962
Valero Energy Corp	7,738	997,970
		10,220,305
TOTAL ENERGY		10,255,098

Financials - 12.7%
Banks - 4.1%
Bank of America Corp	101,021	4,458,057
Comerica Inc	6,365	363,378
First Horizon Corp	14,975	297,703
JPMorgan Chase & Co	9,498	2,507,472
KeyCorp	32,621	517,369
M&T Bank Corp	4,408	805,077
Synovus Financial Corp	3,176	151,908
Truist Financial Corp	23,351	922,365
US Bancorp	33,678	1,468,024
Wells Fargo & Co	58,718	4,390,932
		15,882,285
Capital Markets - 2.7%
Bank of New York Mellon Corp/The	15,714	1,392,418
Blackrock Inc	1,326	1,299,334
Cboe Global Markets Inc	4,739	1,085,800
DigitalBridge Group Inc Class A	11,387	125,939
Intercontinental Exchange Inc	8,591	1,544,662
LPL Financial Holdings Inc	3,098	1,199,422
MarketAxess Holdings Inc	5,594	1,210,598
Morgan Stanley	6,170	789,945
Northern Trust Corp	6,489	692,635
State Street Corp	7,353	707,947
Tradeweb Markets Inc Class A	5,660	817,587
		10,866,287
Consumer Finance - 0.2%
OneMain Holdings Inc	9,803	508,188
SLM Corp	12,508	404,883
		913,071
Financial Services - 2.7%
Affirm Holdings Inc Class A (a)	8,253	428,331
Apollo Global Management Inc	11,399	1,489,735
AvidXchange Holdings Inc (a)	66,120	647,315
Block Inc Class A (a)	10,831	668,814
Mastercard Inc Class A	7,835	4,588,176
PayPal Holdings Inc (a)	11,649	818,692
Visa Inc Class A	4,650	1,698,134
Voya Financial Inc	5,379	357,810
		10,697,007
Insurance - 3.0%
Arthur J Gallagher & Co	5,075	1,763,258
Brighthouse Financial Inc (a)	5,916	353,836
Chubb Ltd	8,165	2,426,639
Hartford Insurance Group Inc/The	10,750	1,395,780
Marsh & McLennan Cos Inc	8,658	2,023,029
Progressive Corp/The	3,530	1,005,803
The Travelers Companies, Inc.	4,849	1,336,869
Unum Group	6,554	535,527
Willis Towers Watson PLC	3,488	1,104,126
		11,944,867
TOTAL FINANCIALS		50,303,517

Health Care - 9.0%
Biotechnology - 1.7%
AbbVie Inc	6,382	1,187,754
Alnylam Pharmaceuticals Inc (a)	3,878	1,181,084
Crinetics Pharmaceuticals Inc (a)	9,467	288,838
Cytokinetics Inc (a)	7,574	234,945
Exact Sciences Corp (a)	20,031	1,127,345
Gilead Sciences Inc	14,296	1,573,704
MoonLake Immunotherapeutics Class A (a)	4,349	169,654
Nurix Therapeutics Inc (a)	20,536	218,298
Nuvalent Inc Class A (a)	1,088	81,175
Vaxcyte Inc (a)	12,434	403,981
Veracyte Inc (a)	15,506	412,615
		6,879,393
Health Care Equipment & Supplies - 3.3%
Boston Scientific Corp (a)	41,835	4,403,552
Glaukos Corp (a)	6,890	649,658
ICU Medical Inc (a)	3,006	405,389
Inspire Medical Systems Inc (a)	4,060	561,092
Insulet Corp (a)	5,109	1,660,578
Intuitive Surgical Inc (a)	1,885	1,041,161
Kestra Medical Technologies Ltd	19,494	439,005
Penumbra Inc (a)	7,643	2,040,452
Stryker Corp	4,740	1,813,714
		13,014,601
Health Care Providers & Services - 2.1%
agilon health Inc (a)	94,765	210,377
Cencora Inc	2,261	658,494
Centene Corp (a)	7,629	430,581
Cigna Group/The	3,481	1,102,224
CVS Health Corp	22,481	1,439,683
Molina Healthcare Inc (a)	2,875	876,990
Privia Health Group Inc (a)	27,609	628,381
UnitedHealth Group Inc	9,583	2,893,204
		8,239,934
Health Care Technology - 0.3%
Phreesia Inc (a)	11,042	270,419
Veeva Systems Inc Class A (a)	3,016	843,575
		1,113,994
Life Sciences Tools & Services - 0.7%
Danaher Corp	11,997	2,278,230
Thermo Fisher Scientific Inc	1,494	601,813
		2,880,043
Pharmaceuticals - 0.9%
Eli Lilly & Co	3,600	2,655,612
Merck & Co Inc	2,257	173,428
Royalty Pharma PLC Class A	19,873	653,424
		3,482,464
TOTAL HEALTH CARE		35,610,429

Industrials - 8.6%
Aerospace & Defense - 2.6%
GE Aerospace	16,226	3,990,137
Howmet Aerospace Inc	14,154	2,404,623
Lockheed Martin Corp	3,766	1,816,643
Northrop Grumman Corp	1,859	901,187
RTX Corp	7,170	978,562
		10,091,152
Building Products - 0.8%
Trane Technologies PLC	7,642	3,288,123
Commercial Services & Supplies - 0.5%
Cintas Corp	4,147	939,295
Republic Services Inc	4,727	1,216,210
		2,155,505
Construction & Engineering - 0.2%
Quanta Services Inc	2,624	898,877
Electrical Equipment - 1.4%
AMETEK Inc	9,831	1,757,193
Eaton Corp PLC	4,057	1,299,051
GE Vernova Inc	5,149	2,435,374
		5,491,618
Ground Transportation - 1.1%
CSX Corp	28,616	903,979
Old Dominion Freight Line Inc	5,380	861,715
Uber Technologies Inc (a)	20,431	1,719,473
Union Pacific Corp	4,297	952,473
		4,437,640
Machinery - 1.5%
Deere & Co	1,751	886,461
Dover Corp	4,876	866,709
Ingersoll Rand Inc	10,772	879,426
Parker-Hannifin Corp	3,984	2,648,165
Westinghouse Air Brake Technologies Corp	3,996	808,471
		6,089,232
Professional Services - 0.2%
Verisk Analytics Inc	2,883	905,666
Trading Companies & Distributors - 0.3%
Fastenal Co	14,878	615,057
United Rentals Inc	540	382,525
		997,582
TOTAL INDUSTRIALS		34,355,395

Information Technology - 31.3%
Communications Equipment - 1.8%
Arista Networks Inc	24,043	2,083,086
Cisco Systems Inc	79,816	5,031,601
Motorola Solutions Inc	298	123,782
		7,238,469
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	12,961	1,165,583
IT Services - 0.5%
Gartner Inc (a)	4,791	2,090,888
Semiconductors & Semiconductor Equipment - 10.9%
Advanced Micro Devices Inc (a)	1,396	154,579
Analog Devices Inc	16,485	3,527,460
Broadcom Inc	23,955	5,798,787
First Solar Inc (a)	1,284	202,975
Intel Corp	28,196	551,232
Marvell Technology Inc	24,926	1,500,296
Micron Technology Inc	21,836	2,062,629
NVIDIA Corp	216,285	29,226,592
		43,024,550
Software - 10.4%
Cadence Design Systems Inc (a)	5,999	1,722,133
HubSpot Inc (a)	3,218	1,898,298
Intuit Inc	1,126	848,407
Microsoft Corp	74,017	34,074,466
Palantir Technologies Inc Class A (a)	5,704	751,673
Servicenow Inc (a)	1,341	1,355,872
Synopsys Inc (a)	1,457	676,019
		41,326,868
Technology Hardware, Storage & Peripherals - 7.4%
Apple Inc	146,107	29,345,591
TOTAL INFORMATION TECHNOLOGY		124,191,949

Materials - 1.8%
Chemicals - 1.4%
Air Products and Chemicals Inc	2,518	702,295
Axalta Coating Systems Ltd (a)	8,267	254,624
Balchem Corp	1,619	269,887
Chemours Co/The	6,704	67,912
Corteva Inc	9,466	670,193
Ecolab Inc	3,824	1,015,731
Element Solutions Inc	12,197	260,772
Linde PLC	3,961	1,852,084
Mosaic Co/The	6,980	252,257
Sherwin-Williams Co/The	741	265,878
		5,611,633
Construction Materials - 0.1%
Martin Marietta Materials Inc	703	384,927
Containers & Packaging - 0.2%
AptarGroup Inc	2,014	319,017
International Paper Co	9,564	457,255
		776,272
Metals & Mining - 0.1%
Newmont Corp	3,554	187,367
Nucor Corp	2,208	241,467
		428,834
TOTAL MATERIALS		7,201,666

Real Estate - 2.0%
Health Care REITs - 0.5%
CareTrust REIT Inc	14,498	416,962
Ventas Inc	7,315	470,208
Welltower Inc	8,406	1,296,878
		2,184,048
Industrial REITs - 0.2%
Prologis Inc	4,371	474,691
Terreno Realty Corp	4,013	226,413
		701,104
Office REITs - 0.0%
COPT Defense Properties	1,438	39,473
Kilroy Realty Corp	4,041	130,120
		169,593
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (a)	4,952	619,099
Residential REITs - 0.0%
Sun Communities Inc	1,956	241,449
Retail REITs - 0.2%
Macerich Co/The	19,500	315,510
NNN REIT Inc	710	29,649
Tanger Inc	11,896	354,501
		699,660
Specialized REITs - 0.9%
American Tower Corp	5,609	1,203,972
CubeSmart	6,103	260,964
Digital Realty Trust Inc	3,671	629,650
Equinix Inc	845	751,053
Iron Mountain Inc	3,132	309,160
Public Storage Operating Co	744	229,457
		3,384,256
TOTAL REAL ESTATE		7,999,209

Utilities - 2.1%
Electric Utilities - 1.4%
Constellation Energy Corp	3,322	1,017,031
Duke Energy Corp	7,935	934,108
Evergy Inc	3,160	209,856
Exelon Corp	12,164	533,026
NextEra Energy Inc	13,464	951,097
NRG Energy Inc	2,929	456,631
PG&E Corp	29,900	504,712
Southern Co/The	6,217	559,530
Xcel Energy Inc	6,108	428,171
		5,594,162
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	6,403	64,606
Vistra Corp	5,173	830,629
		895,235
Multi-Utilities - 0.5%
CenterPoint Energy Inc	12,756	475,033
NiSource Inc	15,992	632,324
Sempra	9,712	763,266
		1,870,623
TOTAL UTILITIES		8,360,020

TOTAL UNITED STATES		374,185,473
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (a)	17,817	263,941
TOTAL COMMON STOCKS (Cost $356,350,436)		392,079,461

Domestic Equity Funds - 0.1%
	Shares	Value ($)
iShares ESG Aware MSCI USA ETF (Cost $799,707)	6,200	799,676

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $4,321,033)	4.32	4,320,169	4,321,033

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $361,471,176)	397,200,170
NET OTHER ASSETS (LIABILITIES) - 0.1%	210,768
NET ASSETS - 100.0%	397,410,938

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $432,824 or 0.1% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $432,824 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,762,155	49,617,816	47,058,938	128,823	-	-	4,321,033	4,320,169	0.0%
Total	1,762,155	49,617,816	47,058,938	128,823	-	-	4,321,033

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	33,096,837	32,664,013	432,824	-
Consumer Discretionary	42,341,105	42,341,105	-	-
Consumer Staples	23,192,149	23,103,316	88,833	-
Energy	12,625,856	12,453,276	172,580	-
Financials	54,676,593	51,655,047	3,021,546	-
Health Care	38,866,456	38,866,456	-	-
Industrials	34,355,395	34,355,395	-	-
Information Technology	128,155,417	128,155,417	-	-
Materials	8,410,424	8,410,424	-	-
Real Estate	7,999,209	7,999,209	-	-
Utilities	8,360,020	8,360,020	-	-

Domestic Equity Funds	799,676	799,676	-	-

Money Market Funds	4,321,033	4,321,033	-	-
Total Investments in Securities:	397,200,170	393,484,387	3,715,783	-
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $357,150,143)	$392,879,137
Fidelity Central Funds (cost $4,321,033)	4,321,033

Total Investment in Securities (cost $361,471,176)		$397,200,170
Receivable for fund shares sold		1,188,975
Dividends receivable		307,749
Distributions receivable from Fidelity Central Funds		15,891
Prepaid expenses		22
Other receivables		2,863
Total assets		398,715,670
Liabilities
Payable for investments purchased	$939,365
Payable for fund shares redeemed	197,185
Accrued management fee	126,410
Other payables and accrued expenses	41,772
Total liabilities		1,304,732
Net Assets		$397,410,938
Net Assets consist of:
Paid in capital		$366,895,180
Total accumulated earnings (loss)		30,515,758
Net Assets		$397,410,938
Net Asset Value, offering price and redemption price per share ($397,410,938 ÷ 28,930,678 shares)		$13.74
Statement of Operations
Year ended May 31, 2025
Investment Income
Dividends		$3,009,501
Interest		57
Income from Fidelity Central Funds		128,823
Total income		3,138,381
Expenses
Management fee	$1,087,655
Custodian fees and expenses	10,154
Independent trustees' fees and expenses	1,014
Registration fees	43,640
Audit fees	44,793
Legal	4,682
Miscellaneous	626
Total expenses before reductions	1,192,564
Expense reductions	(2,656)
Total expenses after reductions		1,189,908
Net Investment income (loss)		1,948,473
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,061,700)
Foreign currency transactions	(6,009)
Total net realized gain (loss)		(5,067,709)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	20,794,922
Assets and liabilities in foreign currencies	163
Total change in net unrealized appreciation (depreciation)		20,795,085
Net gain (loss)		15,727,376
Net increase (decrease) in net assets resulting from operations		$17,675,849
Statement of Changes in Net Assets

	Year ended May 31, 2025	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,948,473	$408,731
Net realized gain (loss)	(5,067,709)	595,088
Change in net unrealized appreciation (depreciation)	20,795,085	14,029,156
Net increase (decrease) in net assets resulting from operations	17,675,849	15,032,975
Distributions to shareholders	(2,637,895)	(178,475)

Share transactions
Proceeds from sales of shares	349,758,638	112,118,070
Reinvestment of distributions	2,342,735	161,519
Cost of shares redeemed	(101,114,109)	(8,403,793)

Net increase (decrease) in net assets resulting from share transactions	250,987,264	103,875,796
Total increase (decrease) in net assets	266,025,218	118,730,296

Net Assets
Beginning of period	131,385,720	12,655,424
End of period	$397,410,938	$131,385,720

Other Information
Shares
Sold	26,120,088	9,766,272
Issued in reinvestment of distributions	170,261	14,674
Redeemed	(7,707,545)	(725,871)
Net increase (decrease)	18,582,804	9,055,075

Financial Highlights
Fidelity® SAI Sustainable Sector Fund

Years ended May 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.70	$9.79	$9.35	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.09	.09	.01
Net realized and unrealized gain (loss)	1.10	2.88	.39	(.66)
Total from investment operations	1.20	2.97	.48	(.65)
Distributions from net investment income	(.07)	(.06)	(.04)	-
Distributions from net realized gain	(.09)	-	-	-
Total distributions	(.16)	(.06)	(.04)	-
Net asset value, end of period	$13.74	$12.70	$9.79	$9.35
Total Return D,E	9.47%	30.43%	5.16%	(6.50)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.44%	.58%	1.93%	3.86% H,I
Expenses net of fee waivers, if any	.44%	.49%	.49%	.50% H,I
Expenses net of all reductions, if any	.44%	.49%	.49%	.50% H,I
Net investment income (loss)	.71%	.75%	.98%	.81% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$397,411	$131,386	$12,655	$1,875
Portfolio turnover rate J	94%	162%	112%	3% K

AFor the period April 14, 2022 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAudit fees are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements

For the period ended May 31, 2025

1. Organization.
Fidelity SAI Sustainable Sector Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$50,618,006
Gross unrealized depreciation	(16,934,050)
Net unrealized appreciation (depreciation)	$33,683,956
Tax Cost	$363,516,214

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$996,083
Net unrealized appreciation (depreciation) on securities and other investments	$33,684,091

The fund intends to elect to defer to its next fiscal year $4,164,417 of capital losses recognized during the period of November 1, 2024 to May 31, 2025.

The tax character of distributions paid was as follows:

	May 31, 2025	May 31, 2024
Ordinary Income	$2,267,598	$ 178,475
Long-term Capital Gains	370,297	-
Total	$2,637,895	$ 178,475

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Sector Fund	500,158,501	252,926,971
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .398% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Sustainable Sector Fund	2,961

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Sector Fund	9,990,795	5,357,446	38,995
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable Sector Fund	350
7. Expense Reductions.
Through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,656.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity SAI Sustainable Sector Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Sustainable Sector Fund (one of the funds constituting Fidelity Summer Street Trust, referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the three years in the period ended May 31, 2025 and for the period April 14, 2022 (commencement of operations) through May 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the three years in the period ended May 31, 2025 and for the period April 14, 2022 (commencement of operations) through May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 15, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2025, $282,696, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $58,307 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 42% and 76% of the dividends distributed in July and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 49.46% and 87.55% of the dividends distributed in July and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 3.55% and 5.28% of the dividends distributed in July and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable Sector Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a flat management fee. In its review of the fund's management fee and total expense ratio, the Board considered the fund's effective fee rate from March 2024 to September 2024, as well as other fund expenses. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the period ended September 30, 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.50% through September 30, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9905645.103
SES-ANN-0725
Fidelity® Climate Action Fund

Annual Report
May 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Climate Action Fund
Schedule of Investments May 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
BELGIUM - 0.1%
Information Technology - 0.1%
Software - 0.1%
Materialise NV ADR (b)	6,673	35,967
BRAZIL - 1.1%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
MercadoLibre Inc (b)	151	387,057
CANADA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cameco Corp (United States)	3,647	213,459
CHINA - 1.9%
Consumer Discretionary - 1.1%
Automobiles - 1.1%
BYD Co Ltd A Shares (China)	8,300	406,138
Industrials - 0.8%
Electrical Equipment - 0.6%
Sungrow Power Supply Co Ltd A Shares (China)	27,460	230,329
Machinery - 0.2%
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	17,000	61,036
TOTAL INDUSTRIALS		291,365

TOTAL CHINA		697,503
DENMARK - 1.0%
Industrials - 1.0%
Air Freight & Logistics - 0.3%
DSV A/S	464	109,265
Electrical Equipment - 0.7%
Vestas Wind Systems A/S	16,114	254,847
TOTAL DENMARK		364,112
FRANCE - 0.6%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA	83	228,820
GERMANY - 0.9%
Health Care - 0.6%
Biotechnology - 0.6%
BioNTech SE ADR (b)	2,188	209,633
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	2,541	98,793
TOTAL GERMANY		308,426
HONG KONG - 0.6%
Industrials - 0.6%
Machinery - 0.6%
Techtronic Industries Co Ltd	20,819	231,889
ITALY - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Prysmian SpA	2,699	173,578
JAPAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Allegro MicroSystems Inc (b)	9,303	235,831
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	426	81,421
SOUTH AFRICA - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Scatec ASA (b)(c)(d)	13,032	111,713
SWITZERLAND - 0.9%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
On Holding AG Class A (b)	3,445	204,599
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	1,008	112,209
TOTAL SWITZERLAND		316,808
UNITED KINGDOM - 1.4%
Financials - 0.5%
Capital Markets - 0.5%
London Stock Exchange Group PLC	1,245	189,435
Industrials - 0.9%
Professional Services - 0.9%
RELX PLC	5,967	321,110
TOTAL UNITED KINGDOM		510,545
UNITED STATES - 88.5%
Communication Services - 5.1%
Interactive Media & Services - 5.1%
Alphabet Inc Class A	10,693	1,836,416
Consumer Discretionary - 10.5%
Automobiles - 2.5%
Tesla Inc (b)	2,622	908,418
Broadline Retail - 1.9%
Amazon.com Inc (b)	3,296	675,713
Hotels, Restaurants & Leisure - 0.8%
Starbucks Corp	3,247	272,586
Household Durables - 1.8%
Lennar Corp Class A	612	64,921
Mohawk Industries Inc (b)	2,269	228,284
TopBuild Corp (b)	1,217	344,277
		637,482
Specialty Retail - 2.9%
Lowe's Cos Inc	3,188	719,627
Williams-Sonoma Inc	1,975	319,476
		1,039,103
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd (b)	4,525	81,993
VF Corp	11,883	148,062
		230,055
TOTAL CONSUMER DISCRETIONARY		3,763,357

Consumer Staples - 1.5%
Personal Care Products - 1.5%
Kenvue Inc	22,191	529,699
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Centrus Energy Corp Class A (b)	1,430	181,496
Financials - 13.5%
Capital Markets - 6.6%
Intercontinental Exchange Inc	4,058	729,628
Moody's Corp	1,868	895,371
Morgan Stanley	5,924	758,450
		2,383,449
Consumer Finance - 2.5%
American Express Co	1,327	390,204
Capital One Financial Corp	2,693	509,381
		899,585
Financial Services - 3.0%
PayPal Holdings Inc (b)	4,022	282,666
Visa Inc Class A	2,141	781,872
		1,064,538
Insurance - 1.4%
Marsh & McLennan Cos Inc	2,143	500,733
TOTAL FINANCIALS		4,848,305

Health Care - 11.3%
Biotechnology - 1.9%
Gilead Sciences Inc	6,350	699,008
Health Care Equipment & Supplies - 1.3%
Intuitive Surgical Inc (b)	824	455,128
Health Care Providers & Services - 1.1%
Elevance Health Inc	1,094	419,921
Life Sciences Tools & Services - 2.9%
Agilent Technologies Inc	2,259	252,827
Bruker Corp	5,539	203,281
Mettler-Toledo International Inc (b)	168	194,127
Repligen Corp (b)	1,104	130,349
Thermo Fisher Scientific Inc	646	260,223
		1,040,807
Pharmaceuticals - 4.1%
GSK PLC	26,568	539,701
Haleon PLC	123,302	688,312
Roche Holding AG	715	231,622
		1,459,635
TOTAL HEALTH CARE		4,074,499

Industrials - 13.6%
Building Products - 2.4%
AZEK Co Inc/The Class A (b)	3,583	177,394
Tecnoglass Inc	1,935	165,694
Trane Technologies PLC	1,241	533,965
		877,053
Commercial Services & Supplies - 0.8%
Tetra Tech Inc	1,194	41,718
Veralto Corp	2,613	263,992
		305,710
Construction & Engineering - 1.3%
Fluor Corp (b)	4,496	186,943
Quanta Services Inc	871	298,370
		485,313
Electrical Equipment - 2.6%
Acuity Inc	1,280	332,659
Eaton Corp PLC	954	305,471
NEXTracker Inc Class A (b)	5,443	308,564
		946,694
Industrial Conglomerates - 0.7%
3M Co	1,778	263,766
Machinery - 3.1%
Deere & Co	1,616	818,117
Ingersoll Rand Inc	2,996	244,593
		1,062,710
Professional Services - 2.7%
KBR Inc	5,521	288,141
UL Solutions Inc Class A	4,630	331,045
Verisk Analytics Inc	1,072	336,758
		955,944
TOTAL INDUSTRIALS		4,897,190

Information Technology - 31.0%
Communications Equipment - 1.6%
Ciena Corp (b)	3,206	256,673
Lumentum Holdings Inc (b)	2,383	172,243
Motorola Solutions Inc	346	143,721
		572,637
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp Class A	3,750	337,238
Flex Ltd (b)	3,833	162,136
Keysight Technologies Inc (b)	1,835	288,168
		787,542
IT Services - 1.7%
IBM Corporation	2,336	605,164
Semiconductors & Semiconductor Equipment - 8.8%
Applied Materials Inc	2,004	314,127
Enphase Energy Inc (b)	2,517	104,179
First Solar Inc (b)	3,362	531,465
Monolithic Power Systems Inc	216	142,970
NVIDIA Corp	15,338	2,072,624
		3,165,365
Software - 11.6%
CyberArk Software Ltd (b)	1,220	466,992
Docusign Inc (b)	5,109	452,708
Microsoft Corp	4,880	2,246,557
Samsara Inc Class A (b)	3,888	180,948
Servicenow Inc (b)	439	443,869
Zoom Communications Inc Class A (b)	4,776	388,050
		4,179,124
Technology Hardware, Storage & Peripherals - 5.1%
Apple Inc	9,192	1,846,213
TOTAL INFORMATION TECHNOLOGY		11,156,045

Materials - 1.5%
Chemicals - 1.2%
Linde PLC	836	390,897
PureCycle Technologies Inc (b)	4,822	45,857
		436,754
Metals & Mining - 0.3%
MP Materials Corp (b)	5,318	115,879
TOTAL MATERIALS		552,633

TOTAL UNITED STATES		31,839,640
TOTAL COMMON STOCKS (Cost $27,528,850)		35,736,769

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (b)(e)(f) (Cost $8,330)	400	1,756

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (e)(f)(g) (Cost $12,000)	12,000	14,159

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $189,361)	4.32	189,323	189,361

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $27,738,541)	35,942,045
NET OTHER ASSETS (LIABILITIES) - 0.2%	67,729
NET ASSETS - 100.0%	36,009,774

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $111,713 or 0.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,713 or 0.3% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,915 or 0.0% of net assets.

(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/22	8,330

Illuminated Holdings Inc 15%	9/27/23	12,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	350,107	7,043,657	7,204,421	16,811	18	-	189,361	189,323	0.0%
Total	350,107	7,043,657	7,204,421	16,811	18	-	189,361

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,836,416	1,836,416	-	-
Consumer Discretionary	4,989,971	4,989,971	-	-
Consumer Staples	529,699	529,699	-	-
Energy	394,955	394,955	-	-
Financials	5,037,740	4,848,305	189,435	-
Health Care	4,284,132	2,824,497	1,459,635	-
Industrials	6,279,244	5,188,555	1,090,689	-
Information Technology	11,608,057	11,509,264	98,793	-
Materials	664,842	552,633	112,209	-
Utilities	111,713	111,713	-	-

Convertible Preferred Stocks
Information Technology	1,756	-	-	1,756

Preferred Securities
Materials	14,159	-	-	14,159

Money Market Funds	189,361	189,361	-	-
Total Investments in Securities:	35,942,045	32,975,369	2,950,761	15,915
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $27,549,180)	$35,752,684
Fidelity Central Funds (cost $189,361)	189,361

Total Investment in Securities (cost $27,738,541)		$35,942,045
Receivable for investments sold		11,665
Receivable for fund shares sold		27,810
Dividends receivable		35,925
Reclaims receivable		18,069
Distributions receivable from Fidelity Central Funds		460
Prepaid expenses		5
Receivable from investment adviser for expense reductions		54,093
Other receivables		430
Total assets		36,090,502
Liabilities
Payable for fund shares redeemed	$10,444
Accrued management fee	22,393
Distribution and service plan fees payable	647
Audit fee payable	43,677
Other payables and accrued expenses	3,567
Total liabilities		80,728
Net Assets		$36,009,774
Net Assets consist of:
Paid in capital		$31,260,552
Total accumulated earnings (loss)		4,749,222
Net Assets		$36,009,774

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($889,934 ÷ 73,565 shares)(a)		$12.10
Maximum offering price per share (100/94.25 of $12.10)		$12.84
Class M :
Net Asset Value and redemption price per share ($618,251 ÷ 51,615 shares)(a)		$11.98
Maximum offering price per share (100/96.50 of $11.98)		$12.41
Class C :
Net Asset Value and offering price per share ($229,103 ÷ 19,511 shares)(a)		$11.74
Fidelity Climate Action Fund :
Net Asset Value, offering price and redemption price per share ($32,696,331 ÷ 2,681,199 shares)		$12.19
Class I :
Net Asset Value, offering price and redemption price per share ($264,870 ÷ 21,720 shares)		$12.19
Class Z :
Net Asset Value, offering price and redemption price per share ($1,311,285 ÷ 106,902 shares)		$12.27
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended May 31, 2025
Investment Income
Dividends		$305,749
Income from Fidelity Central Funds		16,811
Total income		322,560
Expenses
Management fee
Basic fee	$295,261
Performance adjustment	(23,336)
Distribution and service plan fees	8,752
Custodian fees and expenses	14,995
Independent trustees' fees and expenses	151
Registration fees	86,294
Audit fees	59,536
Legal	1,732
Miscellaneous	150
Total expenses before reductions	443,535
Expense reductions	(59,979)
Total expenses after reductions		383,556
Net Investment income (loss)		(60,996)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,524,215
Fidelity Central Funds	18
Foreign currency transactions	603
Total net realized gain (loss)		1,524,836
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	248,350
Assets and liabilities in foreign currencies	1,058
Total change in net unrealized appreciation (depreciation)		249,408
Net gain (loss)		1,774,244
Net increase (decrease) in net assets resulting from operations		$1,713,248
Statement of Changes in Net Assets

	Year ended May 31, 2025	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(60,996)	$2,779
Net realized gain (loss)	1,524,836	(448,807)
Change in net unrealized appreciation (depreciation)	249,408	7,339,918
Net increase (decrease) in net assets resulting from operations	1,713,248	6,893,890
Distributions to shareholders	-	(36,997)

Share transactions - net increase (decrease)	3,057,470	1,496,009
Total increase (decrease) in net assets	4,770,718	8,352,902

Net Assets
Beginning of period	31,239,056	22,886,154
End of period	$36,009,774	$31,239,056

Financial Highlights
Fidelity Advisor® Climate Action Fund Class A

Years ended May 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.45	$8.85	$8.88	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.05)	(.02)	- D	(.02)
Net realized and unrealized gain (loss)	.70	2.62	(.03)	(1.10)
Total from investment operations	.65	2.60	(.03)	(1.12)
Net asset value, end of period	$12.10	$11.45	$8.85	$8.88
Total Return E,F,G	5.68%	29.38%	(.34)%	(11.20)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.48%	1.74%	1.95%	2.95% J
Expenses net of fee waivers, if any	1.30%	1.30%	1.30%	1.29% J
Expenses net of all reductions, if any	1.30%	1.30%	1.30%	1.29% J
Net investment income (loss)	(.40)%	(.22)%	(.05)%	(.19)% J
Supplemental Data
Net assets, end of period (000 omitted)	$890	$833	$449	$405
Portfolio turnover rate K	39%	85%	51%	57% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Climate Action Fund Class M

Years ended May 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$8.81	$8.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.08)	(.05)	(.03)	(.04)
Net realized and unrealized gain (loss)	.69	2.61	(.02)	(1.10)
Total from investment operations	.61	2.56	(.05)	(1.14)
Net asset value, end of period	$11.98	$11.37	$8.81	$8.86
Total Return D,E,F	5.36%	29.06%	(.56)%	(11.40)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.74%	1.94%	2.04%	3.33% I
Expenses net of fee waivers, if any	1.55%	1.55%	1.55%	1.55% I
Expenses net of all reductions, if any	1.55%	1.55%	1.55%	1.55% I
Net investment income (loss)	(.65)%	(.47)%	(.30)%	(.45)% I
Supplemental Data
Net assets, end of period (000 omitted)	$618	$563	$431	$132
Portfolio turnover rate J	39%	85%	51%	57% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Climate Action Fund Class C

Years ended May 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.20	$8.72	$8.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.13)	(.09)	(.07)	(.09)
Net realized and unrealized gain (loss)	.67	2.57	(.03)	(1.09)
Total from investment operations	.54	2.48	(.10)	(1.18)
Net asset value, end of period	$11.74	$11.20	$8.72	$8.82
Total Return D,E,F	4.82%	28.44%	(1.13)%	(11.80)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.22%	2.50%	2.63%	3.55% I
Expenses net of fee waivers, if any	2.05%	2.05%	2.05%	2.04% I
Expenses net of all reductions, if any	2.05%	2.05%	2.05%	2.04% I
Net investment income (loss)	(1.15)%	(.97)%	(.80)%	(.94)% I
Supplemental Data
Net assets, end of period (000 omitted)	$229	$289	$199	$265
Portfolio turnover rate J	39%	85%	51%	57% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Climate Action Fund

Years ended May 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.52	$8.89	$8.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	- D	.02	.01
Net realized and unrealized gain (loss)	.69	2.65	(.03)	(1.11)
Total from investment operations	.67	2.65	(.01)	(1.10)
Distributions from net investment income	-	(.02)	- D	-
Total distributions	-	(.02)	- D	-
Net asset value, end of period	$12.19	$11.52	$8.89	$8.90
Total Return E,F	5.82%	29.79%	(.08)%	(11.00)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.21%	1.48%	1.68%	2.66% I
Expenses net of fee waivers, if any	1.05%	1.05%	1.05%	1.05% I
Expenses net of all reductions, if any	1.05%	1.05%	1.05%	1.05% I
Net investment income (loss)	(.15)%	.03%	.20%	.06% I
Supplemental Data
Net assets, end of period (000 omitted)	$32,696	$27,766	$21,237	$19,057
Portfolio turnover rate J	39%	85%	51%	57% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Climate Action Fund Class I

Years ended May 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.52	$8.89	$8.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	- D	.02	.01
Net realized and unrealized gain (loss)	.69	2.65	(.03)	(1.11)
Total from investment operations	.67	2.65	(.01)	(1.10)
Distributions from net investment income	-	(.02)	- D	-
Total distributions	-	(.02)	- D	-
Net asset value, end of period	$12.19	$11.52	$8.89	$8.90
Total Return E,F	5.82%	29.79%	(.08)%	(11.00)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.24%	1.35%	1.55%	2.93% I
Expenses net of fee waivers, if any	1.05%	1.05%	1.04%	1.04% I
Expenses net of all reductions, if any	1.05%	1.05%	1.04%	1.04% I
Net investment income (loss)	(.15)%	.03%	.20%	.06% I
Supplemental Data
Net assets, end of period (000 omitted)	$265	$903	$300	$192
Portfolio turnover rate J	39%	85%	51%	57% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Climate Action Fund Class Z

Years ended May 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.57	$8.92	$8.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.02	.03	.02
Net realized and unrealized gain (loss)	.70	2.65	(.02)	(1.11)
Total from investment operations	.70	2.67	.01	(1.09)
Distributions from net investment income	-	(.02)	- D	-
Total distributions	-	(.02)	- D	-
Net asset value, end of period	$12.27	$11.57	$8.92	$8.91
Total Return E,F	6.05%	29.91%	.15%	(10.90)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.09%	1.32%	1.40%	3.00% I
Expenses net of fee waivers, if any	.90%	.90%	.90%	.90% I
Expenses net of all reductions, if any	.90%	.90%	.89%	.90% I
Net investment income (loss)	-% J	.18%	.35%	.20% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,311	$884	$270	$109
Portfolio turnover rate K	39%	85%	51%	57% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended May 31, 2025

1. Organization.
Fidelity Climate Action Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Climate Action, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Because the Fund focuses its investments in equity securities of climate aware companies, it will be more susceptible to events or factors affecting these companies. The Fund is particularly exposed to such developments as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory, and economic developments.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,511,716
Gross unrealized depreciation	(1,355,820)
Net unrealized appreciation (depreciation)	$8,155,896
Tax Cost	$27,786,149

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(3,373,660)
Net unrealized appreciation (depreciation) on securities and other investments	$8,157,376

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(3,373,660)
Long-term	-
Total capital loss carryforward	$(3,373,660)

The Fund intends to elect to defer to its next fiscal year $34,492 of ordinary losses recognized during the period January 1, 2025 to May 31, 2025.

The tax character of distributions paid was as follows:

	May 31, 2025	May 31, 2024
Ordinary Income	$-	$ 36,997

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Climate Action Fund	17,057,819	13,931,064

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.87
Class M	.84
Class C	.87
Fidelity Climate Action Fund	.87
Class I	.79
Class Z	.71

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.87
Class M	.84
Class C	.87
Fidelity Climate Action Fund	.82
Class I	.79
Class Z	.71

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Climate Action Fund	MSCI World Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Climate Action Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was (.06)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,543	25
Class M	.25%	.25%	3,064	92
Class C	.75%	.25%	3,145	1,258
			8,752	1,375
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,269
Class M	15
Class CA	120
1,404

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Climate Action Fund	328

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Climate Action Fund	757,784	216,336	33,396
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Climate Action Fund	51
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2026. Some expenses, for example the compensation of the independent Trustees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.30%	1,840
Class M	1.55%	1,141
Class C	2.05%	518
Fidelity Climate Action Fund	1.05%	52,589
Class I	1.05%	706
Class Z	.90%	2,469
		59,263
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $716.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended May 31, 2025	Year ended May 31, 2024
Fidelity Climate Action Fund
Distributions to shareholders
Fidelity Climate Action Fund	-	35,749
Class I	-	681
Class Z	-	567
Total	$-	$36,997
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended May 31, 2025	Year ended May 31, 2024	Year ended May 31, 2025	Year ended May 31, 2024
Fidelity Climate Action Fund
Class A
Shares sold	30,022	30,059	$352,653	$295,197
Shares redeemed	(29,230)	(8,043)	(336,063)	(79,550)
Net increase (decrease)	792	22,016	$16,590	$215,647
Class M
Shares sold	12,366	621	$150,845	$6,047
Shares redeemed	(10,309)	-	(125,208)	-
Net increase (decrease)	2,057	621	$25,637	$6,047
Class C
Shares sold	5,495	8,696	$63,506	$90,587
Shares redeemed	(11,761)	(5,729)	(135,780)	(52,855)
Net increase (decrease)	(6,266)	2,967	$(72,274)	$37,732
Fidelity Climate Action Fund
Shares sold	1,055,647	858,823	$12,751,165	$8,444,961
Reinvestment of distributions	-	3,426	-	32,644
Shares redeemed	(785,482)	(839,099)	(9,369,491)	(8,128,604)
Net increase (decrease)	270,165	23,150	$3,381,674	$349,001
Class I
Shares sold	8,010	44,674	$95,373	$423,410
Reinvestment of distributions	-	72	-	681
Shares redeemed	(64,717)	(40)	(751,698)	(348)
Net increase (decrease)	(56,707)	44,706	$(656,325)	$423,743
Class Z
Shares sold	63,404	46,926	$741,845	$470,527
Reinvestment of distributions	-	53	-	507
Shares redeemed	(32,960)	(768)	(379,677)	(7,195)
Net increase (decrease)	30,444	46,211	$362,168	$463,839
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Climate Action Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Climate Action Fund (the "Fund"), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of May 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from June 15, 2021 (commencement of operations) through May 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from June 15, 2021 (commencement of operations) through May 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 15, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Climate Action Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board noted that Fidelity has stated that it believes the management fee rate and total expense ratio of the retail class of the fund are reasonable for the overall value of services shareholders receive. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, 1.05%, 0.90%, and 1.05% through September 30, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9901890.103
CLA-ANN-0725
Fidelity® Sustainable U.S. Equity Fund

Annual Report
May 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainable U.S. Equity Fund
Schedule of Investments May 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	619	112,384
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp	2,043	177,020
CANADA - 1.2%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	320	16,591
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp (United States)	2,302	134,736
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	228	6,577
Materials - 0.6%
Metals & Mining - 0.6%
Franco-Nevada Corp	981	165,248
TOTAL CANADA		323,152
CHINA - 0.5%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
BYD Co Ltd H Shares	2,578	128,122
Broadline Retail - 0.0%
PDD Holdings Inc Class A ADR (a)	85	8,202
TOTAL CHINA		136,324
INDIA - 0.8%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd GDR (b)	432	28,426
Financials - 0.7%
Banks - 0.7%
HDFC Bank Ltd/Gandhinagar ADR	2,526	190,435
TOTAL INDIA		218,861
ITALY - 0.8%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Brunello Cucinelli SpA	1,732	213,278
JAPAN - 0.7%
Industrials - 0.6%
Industrial Conglomerates - 0.6%
Hitachi Ltd	6,042	168,332
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	230	11,633
Materials - 0.1%
Chemicals - 0.1%
Shin-Etsu Chemical Co Ltd	459	14,656
TOTAL JAPAN		194,621
NETHERLANDS - 1.3%
Industrials - 0.3%
Professional Services - 0.3%
Wolters Kluwer NV	433	76,845
Wolters Kluwer NV rights (a)(c)	433	737
		77,582
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASM International NV	51	27,773
ASML Holding NV	140	103,144
BE Semiconductor Industries NV	26	3,145
NXP Semiconductors NV	707	135,129
		269,191
TOTAL NETHERLANDS		346,773
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,527	488,520
UNITED KINGDOM - 1.0%
Financials - 0.1%
Insurance - 0.1%
Hiscox Ltd	2,600	44,174
Health Care - 0.6%
Pharmaceuticals - 0.6%
Astrazeneca PLC	1,061	155,420
Industrials - 0.3%
Professional Services - 0.3%
RELX PLC	1,361	73,241
TOTAL UNITED KINGDOM		272,835
UNITED STATES - 89.6%
Communication Services - 17.1%
Entertainment - 3.7%
Netflix Inc (a)	720	869,206
Spotify Technology SA (a)	205	136,353
		1,005,559
Interactive Media & Services - 13.0%
Alphabet Inc Class A	12,413	2,131,809
Meta Platforms Inc Class A	2,121	1,373,326
		3,505,135
Media - 0.3%
Charter Communications Inc Class A (a)	130	51,515
Magnite Inc (a)	2,216	36,254
		87,769
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	118	28,580
TOTAL COMMUNICATION SERVICES		4,627,043

Consumer Discretionary - 12.2%
Broadline Retail - 7.2%
Amazon.com Inc (a)	9,451	1,937,550
Hotels, Restaurants & Leisure - 1.9%
Chipotle Mexican Grill Inc (a)	2,515	125,951
DraftKings Inc Class A (a)	2,489	89,305
Hilton Worldwide Holdings Inc	1,084	269,310
Viking Holdings Ltd (a)	616	27,498
		512,064
Household Durables - 0.9%
DR Horton Inc	589	69,537
PulteGroup Inc	1,172	114,891
Somnigroup International Inc	861	56,016
		240,444
Specialty Retail - 2.2%
Lowe's Cos Inc	664	149,885
O'Reilly Automotive Inc (a)	114	155,895
TJX Cos Inc/The	2,327	295,296
		601,076
TOTAL CONSUMER DISCRETIONARY		3,291,134

Consumer Staples - 1.3%
Beverages - 1.3%
Coca-Cola Co/The	4,881	351,920
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Antero Resources Corp (a)	2,255	84,450
Centrus Energy Corp Class A (a)	489	62,064
Cheniere Energy Inc	773	183,193
Exxon Mobil Corp	2,741	280,404
		610,111
Financials - 10.0%
Banks - 3.4%
Bank of America Corp	6,390	281,991
Wells Fargo & Co	8,653	647,071
		929,062
Capital Markets - 0.3%
Blue Owl Capital Inc Class A	3,976	74,272
Charles Schwab Corp/The	129	11,395
		85,667
Financial Services - 3.7%
Apollo Global Management Inc	1,303	170,289
Fiserv Inc (a)	1,261	205,278
Mastercard Inc Class A	836	489,562
Toast Inc Class A (a)	3,110	131,180
		996,309
Insurance - 2.6%
Arthur J Gallagher & Co	1,051	365,159
Chubb Ltd	1,149	341,483
		706,642
TOTAL FINANCIALS		2,717,680

Health Care - 9.9%
Biotechnology - 1.4%
Alnylam Pharmaceuticals Inc (a)	625	190,350
Celldex Therapeutics Inc (a)	704	13,925
Cytokinetics Inc (a)	125	3,877
Gilead Sciences Inc	249	27,410
Keros Therapeutics Inc (a)	500	7,075
Legend Biotech Corp ADR (a)	369	10,683
Regeneron Pharmaceuticals Inc	217	106,391
Soleno Therapeutics Inc (a)	165	12,103
		371,814
Health Care Equipment & Supplies - 3.1%
Artivion Inc (a)	309	9,140
Boston Scientific Corp (a)	4,987	524,932
TransMedics Group Inc (a)	2,316	294,410
		828,482
Health Care Providers & Services - 0.5%
Tenet Healthcare Corp (a)	237	39,998
UnitedHealth Group Inc	288	86,950
		126,948
Health Care Technology - 0.8%
Doximity Inc Class A (a)	4,293	223,622
Life Sciences Tools & Services - 1.2%
Danaher Corp	607	115,269
Thermo Fisher Scientific Inc	545	219,537
		334,806
Pharmaceuticals - 2.9%
Eli Lilly & Co	1,061	782,668
TOTAL HEALTH CARE		2,668,340

Industrials - 11.9%
Aerospace & Defense - 2.8%
ATI Inc (a)	196	15,609
Boeing Co (a)	531	110,087
BWX Technologies Inc	333	41,825
Howmet Aerospace Inc	1,556	264,350
Karman Holdings Inc	597	25,587
Standard Aero Inc	664	19,475
TransDigm Group Inc	177	259,913
		736,846
Building Products - 2.3%
AZEK Co Inc/The Class A (a)	2,096	103,773
Builders FirstSource Inc (a)	678	73,007
Tecnoglass Inc	1,945	166,550
Trane Technologies PLC	622	267,628
		610,958
Construction & Engineering - 1.2%
EMCOR Group Inc	210	99,091
Quanta Services Inc	649	222,321
		321,412
Electrical Equipment - 2.0%
Eaton Corp PLC	661	211,652
GE Vernova Inc	537	253,991
Vertiv Holdings Co Class A	728	78,573
		544,216
Machinery - 2.5%
Chart Industries Inc (a)	574	90,038
Deere & Co	139	70,370
Parker-Hannifin Corp	590	392,173
Westinghouse Air Brake Technologies Corp	598	120,987
		673,568
Passenger Airlines - 0.0%
Alaska Air Group Inc (a)	8	407
Professional Services - 0.5%
KBR Inc	2,823	147,332
Trading Companies & Distributors - 0.6%
FTAI Aviation Ltd	68	7,966
WW Grainger Inc	152	165,309
		173,275
TOTAL INDUSTRIALS		3,208,014

Information Technology - 22.0%
Communications Equipment - 0.1%
Ciena Corp (a)	42	3,362
Motorola Solutions Inc	65	27,000
		30,362
IT Services - 0.3%
Gartner Inc (a)	215	93,830
Semiconductors & Semiconductor Equipment - 10.5%
Aehr Test Systems (a)	352	3,358
Broadcom Inc	342	82,788
Lam Research Corp	1,873	151,320
Marvell Technology Inc	3,340	201,035
Micron Technology Inc	1,828	172,673
NVIDIA Corp	16,432	2,220,456
		2,831,630
Software - 7.0%
Agilysys Inc (a)	105	11,121
Cadence Design Systems Inc (a)	976	280,180
Microsoft Corp	3,343	1,538,984
SailPoint Inc	944	16,633
ServiceTitan Inc Class A (a)	27	2,988
Weave Communications Inc (a)	3,944	38,060
		1,887,966
Technology Hardware, Storage & Peripherals - 4.1%
Apple Inc	5,519	1,108,491
TOTAL INFORMATION TECHNOLOGY		5,952,279

Materials - 1.5%
Chemicals - 0.9%
Corteva Inc	2,652	187,762
Sherwin-Williams Co/The	129	46,286
		234,048
Construction Materials - 0.1%
Martin Marietta Materials Inc	87	47,637
Metals & Mining - 0.5%
Freeport-McMoRan Inc	3,204	123,290
TOTAL MATERIALS		404,975

Real Estate - 0.5%
Health Care REITs - 0.5%
Welltower Inc	1,058	163,228
Utilities - 0.9%
Electric Utilities - 0.9%
Constellation Energy Corp	777	237,879
TOTAL UNITED STATES		24,232,603
TOTAL COMMON STOCKS (Cost $23,623,606)		26,716,371

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Somatus Inc Series E (a)(d)(e) (Cost $32,287)	37	42,028

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $269,701)	4.32	269,647	269,701

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $23,925,594)	27,028,100
NET OTHER ASSETS (LIABILITIES) - 0.1%	29,958
NET ASSETS - 100.0%	27,058,058

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,426 or 0.1% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,028 or 0.2% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus Inc Series E	1/31/22	32,287

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	271,902	19,071,941	19,074,145	25,615	3	-	269,701	269,647	0.0%
Total	271,902	19,071,941	19,074,145	25,615	3	-	269,701

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	4,627,043	4,627,043	-	-
Consumer Discretionary	3,640,736	3,512,614	128,122	-
Consumer Staples	368,511	368,511	-	-
Energy	773,273	773,273	-	-
Financials	2,952,289	2,952,289	-	-
Health Care	2,942,721	2,787,301	155,420	-
Industrials	3,527,169	3,285,596	241,573	-
Information Technology	6,721,623	6,606,846	114,777	-
Materials	761,899	747,243	14,656	-
Real Estate	163,228	163,228	-	-
Utilities	237,879	237,879	-	-

Convertible Preferred Stocks
Health Care	42,028	-	-	42,028

Money Market Funds	269,701	269,701	-	-
Total Investments in Securities:	27,028,100	26,331,524	654,548	42,028
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $23,655,893)	$26,758,399
Fidelity Central Funds (cost $269,701)	269,701

Total Investment in Securities (cost $23,925,594)		$27,028,100
Foreign currency held at value (cost $14)		14
Receivable for investments sold		10,928
Receivable for fund shares sold		5,682
Dividends receivable		22,345
Distributions receivable from Fidelity Central Funds		541
Prepaid expenses		4
Receivable from investment adviser for expense reductions		52,342
Other receivables		685
Total assets		27,120,641
Liabilities
Payable for investments purchased on a delayed delivery basis	$737
Payable for fund shares redeemed	2,310
Accrued management fee	13,675
Distribution and service plan fees payable	898
Audit fee payable	43,677
Other payables and accrued expenses	1,286
Total liabilities		62,583
Net Assets		$27,058,058
Net Assets consist of:
Paid in capital		$25,572,183
Total accumulated earnings (loss)		1,485,875
Net Assets		$27,058,058

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,577,219 ÷ 122,448 shares)(a)		$12.88
Maximum offering price per share (100/94.25 of $12.88)		$13.67
Class M :
Net Asset Value and redemption price per share ($392,033 ÷ 30,547 shares)(a)		$12.83
Maximum offering price per share (100/96.50 of $12.83)		$13.30
Class C :
Net Asset Value and offering price per share ($455,373 ÷ 36,034 shares)(a)		$12.64
Fidelity Sustainable U.S. Equity Fund :
Net Asset Value, offering price and redemption price per share ($23,986,173 ÷ 1,857,867 shares)		$12.91
Class I :
Net Asset Value, offering price and redemption price per share ($347,136 ÷ 26,917 shares)		$12.90
Class Z :
Net Asset Value, offering price and redemption price per share ($300,124 ÷ 23,138 shares)		$12.97
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended May 31, 2025
Investment Income
Dividends		$281,835
Income from Fidelity Central Funds		25,615
Total income		307,450
Expenses
Management fee
Basic fee	$187,722
Performance adjustment	(12,266)
Distribution and service plan fees	10,543
Custodian fees and expenses	7,200
Independent trustees' fees and expenses	120
Registration fees	85,420
Audit fees	54,500
Legal	657
Miscellaneous	99
Total expenses before reductions	333,995
Expense reductions	(73,418)
Total expenses after reductions		260,577
Net Investment income (loss)		46,873
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(659,752)
Redemptions in-kind	3,798,807
Fidelity Central Funds	3
Foreign currency transactions	509
Futures contracts	39,617
Total net realized gain (loss)		3,179,184
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,729,376)
Assets and liabilities in foreign currencies	321
Total change in net unrealized appreciation (depreciation)		(1,729,055)
Net gain (loss)		1,450,129
Net increase (decrease) in net assets resulting from operations		$1,497,002
Statement of Changes in Net Assets

	Year ended May 31, 2025	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,873	$97,646
Net realized gain (loss)	3,179,184	572,958
Change in net unrealized appreciation (depreciation)	(1,729,055)	4,666,789
Net increase (decrease) in net assets resulting from operations	1,497,002	5,337,393
Distributions to shareholders	(101,629)	(90,017)

Share transactions - net increase (decrease)	(1,191,998)	3,790,425
Total increase (decrease) in net assets	203,375	9,037,801

Net Assets
Beginning of period	26,854,683	17,816,882
End of period	$27,058,058	$26,854,683

Financial Highlights
Fidelity Advisor® Sustainable U.S. Equity Fund Class A

Years ended May 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.22	$9.70	$9.38	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.02	.05 D	- E
Net realized and unrealized gain (loss)	.69	2.53	.31	(.58)
Total from investment operations	.68	2.55	.36	(.58)
Distributions from net investment income	(.02)	(.03)	(.04)	-
Distributions from net realized gain	-	-	-	(.04)
Total distributions	(.02)	(.03)	(.04)	(.04)
Net asset value, end of period	$12.88	$12.22	$9.70	$9.38
Total Return F,G,H	5.55%	26.27%	3.90%	(5.87)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.49%	1.65%	1.97%	3.52% K
Expenses net of fee waivers, if any	1.15%	1.15%	1.15%	1.14% K
Expenses net of all reductions, if any	1.15%	1.15%	1.15%	1.14% K
Net investment income (loss)	(.04)%	.22%	.56% D	-% K,L
Supplemental Data
Net assets, end of period (000 omitted)	$1,577	$1,163	$642	$633
Portfolio turnover rate M	64 % N	45%	37%	55% K

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount represents less than .005%.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Sustainable U.S. Equity Fund Class M

Years ended May 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$9.68	$9.37	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	- D	.03 E	(.02)
Net realized and unrealized gain (loss)	.68	2.51	.31	(.59)
Total from investment operations	.64	2.51	.34	(.61)
Distributions from net investment income	-	- D	(.03)	-
Distributions from net realized gain	-	-	-	(.02)
Total distributions	-	- D	(.03)	(.02)
Net asset value, end of period	$12.83	$12.19	$9.68	$9.37
Total Return F,G,H	5.25%	25.95%	3.66%	(6.10)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.71%	1.89%	2.19%	4.05% K
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.39% K
Expenses net of all reductions, if any	1.40%	1.40%	1.40%	1.39% K
Net investment income (loss)	(.30)%	(.03)%	.31% E	(.26)% K
Supplemental Data
Net assets, end of period (000 omitted)	$392	$424	$351	$258
Portfolio turnover rate L	64 % M	45%	37%	55% K

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .04%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Sustainable U.S. Equity Fund Class C

Years ended May 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.06	$9.62	$9.34	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.10)	(.06)	(.02) D	(.07)
Net realized and unrealized gain (loss)	.68	2.50	.31	(.58)
Total from investment operations	.58	2.44	.29	(.65)
Distributions from net investment income	-	-	(.01)	-
Distributions from net realized gain	-	-	-	(.01)
Total distributions	-	-	(.01)	(.01)
Net asset value, end of period	$12.64	$12.06	$9.62	$9.34
Total Return E,F,G	4.81%	25.36%	3.07%	(6.53)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	2.20%	2.38%	2.71%	4.65% J
Expenses net of fee waivers, if any	1.90%	1.90%	1.90%	1.89% J
Expenses net of all reductions, if any	1.90%	1.90%	1.90%	1.89% J
Net investment income (loss)	(.80)%	(.53)%	(.20)% D	(.75)% J
Supplemental Data
Net assets, end of period (000 omitted)	$455	$506	$305	$273
Portfolio turnover rate K	64 % L	45%	37%	55% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.46)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Sustainable U.S. Equity Fund

Years ended May 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$9.72	$9.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.05	.07 D	.02
Net realized and unrealized gain (loss)	.68	2.53	.31	(.57)
Total from investment operations	.71	2.58	.38	(.55)
Distributions from net investment income	(.05)	(.05)	(.06)	(.01)
Distributions from net realized gain	-	-	-	(.04)
Total distributions	(.05)	(.05)	(.06)	(.05)
Net asset value, end of period	$12.91	$12.25	$9.72	$9.40
Total Return E,F	5.78%	26.58%	4.14%	(5.58)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.16%	1.38%	1.70%	3.21% I
Expenses net of fee waivers, if any	.90%	.90%	.90%	.89% I
Expenses net of all reductions, if any	.90%	.90%	.90%	.89% I
Net investment income (loss)	.20%	.47%	.80% D	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$23,986	$24,205	$16,265	$14,669
Portfolio turnover rate J	64 % K	45%	37%	55% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .54%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Sustainable U.S. Equity Fund Class I

Years ended May 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$9.72	$9.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.05	.07 D	.02
Net realized and unrealized gain (loss)	.68	2.53	.31	(.57)
Total from investment operations	.71	2.58	.38	(.55)
Distributions from net investment income	(.06)	(.05)	(.06)	(.01)
Distributions from net realized gain	-	-	-	(.04)
Total distributions	(.06)	(.05)	(.06)	(.05)
Net asset value, end of period	$12.90	$12.25	$9.72	$9.40
Total Return E,F	5.81%	26.58%	4.14%	(5.58)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.17%	1.27%	1.58%	3.76% I
Expenses net of fee waivers, if any	.90%	.90%	.90%	.90% I
Expenses net of all reductions, if any	.90%	.90%	.90%	.90% I
Net investment income (loss)	.21%	.47%	.80% D	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$347	$193	$124	$116
Portfolio turnover rate J	64 % K	45%	37%	55% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .54%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Sustainable U.S. Equity Fund Class Z

Years ended May 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.30	$9.74	$9.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.07	.09 D	.04
Net realized and unrealized gain (loss)	.68	2.54	.30	(.58)
Total from investment operations	.73	2.61	.39	(.54)
Distributions from net investment income	(.06)	(.05)	(.06)	(.01)
Distributions from net realized gain	-	-	-	(.04)
Total distributions	(.06)	(.05)	(.06)	(.05)
Net asset value, end of period	$12.97	$12.30	$9.74	$9.41
Total Return E,F	5.96%	26.83%	4.24%	(5.48)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.03%	1.21%	1.51%	3.72% I
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75% I
Expenses net of all reductions, if any	.75%	.75%	.75%	.75% I
Net investment income (loss)	.35%	.62%	.96% D	.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$300	$364	$130	$113
Portfolio turnover rate J	64 % K	45%	37%	55% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .69%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended May 31, 2025

1. Organization.
Fidelity Sustainable U.S. Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable U.S. Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, foreign currency transactions, redemptions in-kind, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,386,105
Gross unrealized depreciation	(1,383,019)
Net unrealized appreciation (depreciation)	$3,003,086
Tax Cost	$24,025,014

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(1,490,988)
Net unrealized appreciation (depreciation) on securities and other investments	$3,003,507

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,490,988)
Long-term	-
Total capital loss carryforward	$(1,490,988)

The Fund intends to elect to defer to its next fiscal year $26,645 of ordinary losses recognized during the period January 1, 2025 to May 31, 2025.

The tax character of distributions paid was as follows:

	May 31, 2025	May 31, 2024
Ordinary Income	$101,629	$90,017

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable U.S. Equity Fund	28,130,262	17,499,823

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Sustainable U.S. Equity Fund	902,408	3,798,807	12,200,784
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Fidelity Sustainable U.S. Equity Fund	.72
Class I	.65
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Fidelity Sustainable U.S. Equity Fund	.67
Class I	.65
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Sustainable U.S. Equity Fund	Russell 3000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Sustainable U.S. Equity Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was (.04) %.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	3,390	342
Class M	.25%	.25%	1,992	445
Class C	.75%	.25%	5,161	1,658
			10,543	2,445

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,247
Class M	52
Class CA	100
1,399

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Sustainable U.S. Equity Fund	285

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable U.S. Equity Fund	522,630	728,899	36,377
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Sustainable U.S. Equity Fund	41
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2026. Some expenses, for example the compensation of the independent Trustees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.15%	4,577
Class M	1.40%	1,234
Class C	1.90%	1,557
Fidelity Sustainable U.S. Equity Fund	.90%	63,734
Class I	.90%	751
Class Z	.75%	966
		72,819

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $599.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended May 31, 2025	Year ended May 31, 2024
Fidelity Sustainable U.S. Equity Fund
Distributions to shareholders
Class A	$1,882	$2,031
Class M	-	69
Fidelity Sustainable U.S. Equity Fund	96,395	86,166
Class I	1,524	775
Class Z	1,828	976
Total	$101,629	$90,017
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended May 31, 2025	Year ended May 31, 2024	Year ended May 31, 2025	Year ended May 31, 2024
Fidelity Sustainable U.S. Equity Fund
Class A
Shares sold	49,443	39,427	$649,453	$424,084
Reinvestment of distributions	143	189	1,882	2,031
Shares redeemed	(22,324)	(10,614)	(290,958)	(116,524)
Net increase (decrease)	27,262	29,002	$360,377	$309,591
Class M
Shares sold	1,291	7,112	$16,201	$76,164
Reinvestment of distributions	-	6	-	69
Shares redeemed	(5,486)	(8,633)	(70,699)	(90,889)
Net increase (decrease)	(4,195)	(1,515)	$(54,498)	$(14,656)
Class C
Shares sold	13,421	17,564	$163,043	$182,141
Shares redeemed	(19,373)	(7,311)	(244,664)	(82,022)
Net increase (decrease)	(5,952)	10,253	$(81,621)	$100,119
Fidelity Sustainable U.S. Equity Fund
Shares sold	1,286,442	854,158	$17,085,843	$9,116,739
Reinvestment of distributions	6,476	6,965	84,832	74,785
Shares redeemed	(1,411,500)	(558,573)	(18,655,453)	(5,995,611)
Net increase (decrease)	(118,582)	302,550	$(1,484,778)	$3,195,913
Class I
Shares sold	12,018	11,978	$159,900	$125,769
Reinvestment of distributions	116	55	1,524	590
Shares redeemed	(973)	(8,991)	(11,987)	(101,667)
Net increase (decrease)	11,161	3,042	$149,437	$24,692
Class Z
Shares sold	785	16,588	$10,036	$179,201
Reinvestment of distributions	68	64	891	685
Shares redeemed	(7,305)	(443)	(91,842)	(5,120)
Net increase (decrease)	(6,452)	16,209	$(80,915)	$174,766
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Sustainable U.S. Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Sustainable U.S. Equity Fund (the "Fund"), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of May 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from June 15, 2021 (commencement of operations) through May 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from June 15, 2021 (commencement of operations) through May 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 15, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable U.S. Equity Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies  (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. In information provided to the Board, Fidelity noted that the fund recently launched and has not yet achieved scale. The Board considered that Fidelity anticipates the total expense ratio of the retail class will decrease as assets grow. The Board noted that, although total expenses ranked above median, Fidelity believes the fees charged are reasonable for the overall value of services shareholders receive.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, 0.75%, and 0.90% through September 30, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9901904.103
SUS-ANN-0725
Fidelity® SAI Sustainable U.S. Equity Fund

Annual Report
May 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Sustainable U.S. Equity Fund
Schedule of Investments May 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
BELGIUM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	6,659	1,208,997
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp	22,386	1,939,680
CANADA - 1.2%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	3,293	170,727
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp (United States)	25,235	1,477,005
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	2,346	67,682
Materials - 0.6%
Metals & Mining - 0.6%
Franco-Nevada Corp	10,757	1,811,998
TOTAL CANADA		3,527,412
CHINA - 0.5%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
BYD Co Ltd H Shares	28,444	1,413,611
Broadline Retail - 0.0%
PDD Holdings Inc Class A ADR (a)	875	84,446
TOTAL CHINA		1,498,057
INDIA - 0.8%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd GDR (b)	5,057	332,750
Financials - 0.7%
Banks - 0.7%
HDFC Bank Ltd/Gandhinagar ADR	27,617	2,082,046
TOTAL INDIA		2,414,796
ITALY - 0.8%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Brunello Cucinelli SpA	18,892	2,326,352
JAPAN - 0.7%
Industrials - 0.6%
Industrial Conglomerates - 0.6%
Hitachi Ltd	66,099	1,841,540
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	2,367	119,714
Materials - 0.1%
Chemicals - 0.1%
Shin-Etsu Chemical Co Ltd	4,723	150,806
TOTAL JAPAN		2,112,060
NETHERLANDS - 1.4%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (a)	264	151,341
Industrials - 0.3%
Professional Services - 0.3%
Wolters Kluwer NV	4,683	831,096
Wolters Kluwer NV rights (a)(c)	4,683	7,976
		839,072
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASM International NV	583	317,480
ASML Holding NV	1,511	1,113,214
BE Semiconductor Industries NV	235	28,430
NXP Semiconductors NV	7,982	1,525,600
		2,984,724
TOTAL NETHERLANDS		3,975,137
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	27,358	5,288,849
UNITED KINGDOM - 1.0%
Financials - 0.1%
Insurance - 0.1%
Hiscox Ltd	27,269	463,303
Health Care - 0.6%
Pharmaceuticals - 0.6%
Astrazeneca PLC	11,682	1,711,227
Industrials - 0.3%
Professional Services - 0.3%
RELX PLC	14,781	795,427
TOTAL UNITED KINGDOM		2,969,957
UNITED STATES - 88.5%
Communication Services - 16.3%
Entertainment - 3.8%
Netflix Inc (a)	8,059	9,729,067
Spotify Technology SA (a)	1,808	1,202,573
		10,931,640
Interactive Media & Services - 12.1%
Alphabet Inc Class A	115,160	19,777,578
Meta Platforms Inc Class A	23,075	14,940,832
		34,718,410
Media - 0.3%
Charter Communications Inc Class A (a)	1,440	570,629
Magnite Inc (a)	25,375	415,135
		985,764
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	1,296	313,891
TOTAL COMMUNICATION SERVICES		46,949,705

Consumer Discretionary - 11.5%
Broadline Retail - 6.3%
Amazon.com Inc (a)	88,633	18,170,652
Hotels, Restaurants & Leisure - 2.0%
Chipotle Mexican Grill Inc (a)	28,449	1,424,726
DraftKings Inc Class A (a)	27,959	1,003,169
Hilton Worldwide Holdings Inc	11,791	2,929,356
Viking Holdings Ltd (a)	7,063	315,292
		5,672,543
Household Durables - 0.9%
DR Horton Inc	6,628	782,502
PulteGroup Inc	13,027	1,277,037
Somnigroup International Inc	8,549	556,197
		2,615,736
Specialty Retail - 2.3%
Lowe's Cos Inc	7,496	1,692,072
O'Reilly Automotive Inc (a)	1,262	1,725,785
TJX Cos Inc/The	26,036	3,303,968
		6,721,825
TOTAL CONSUMER DISCRETIONARY		33,180,756

Consumer Staples - 1.4%
Beverages - 1.4%
Coca-Cola Co/The	54,628	3,938,679
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Antero Resources Corp (a)	25,125	940,931
Centrus Energy Corp Class A (a)	5,214	661,761
Cheniere Energy Inc	8,690	2,059,443
Exxon Mobil Corp	30,674	3,137,950
		6,800,085
Financials - 10.5%
Banks - 3.6%
Bank of America Corp	71,509	3,155,692
Wells Fargo & Co	96,836	7,241,396
		10,397,088
Capital Markets - 0.3%
Blue Owl Capital Inc Class A	44,012	822,144
Charles Schwab Corp/The	1,652	145,938
		968,082
Financial Services - 3.9%
Apollo Global Management Inc	14,656	1,915,393
Fiserv Inc (a)	14,158	2,304,781
Mastercard Inc Class A	9,354	5,477,702
Toast Inc Class A (a)	35,135	1,481,994
		11,179,870
Insurance - 2.7%
Arthur J Gallagher & Co	11,767	4,088,326
Chubb Ltd	12,863	3,822,884
		7,911,210
TOTAL FINANCIALS		30,456,250

Health Care - 10.1%
Biotechnology - 1.5%
Alnylam Pharmaceuticals Inc (a)	7,030	2,141,057
Celldex Therapeutics Inc (a)	8,626	170,622
Cytokinetics Inc (a)	1,287	39,923
Gilead Sciences Inc	2,867	315,599
Keros Therapeutics Inc (a)	5,145	72,802
Legend Biotech Corp ADR (a)	3,797	109,923
Regeneron Pharmaceuticals Inc	2,488	1,219,817
Soleno Therapeutics Inc (a)	2,074	152,128
		4,221,871
Health Care Equipment & Supplies - 3.0%
Artivion Inc (a)	3,180	94,064
Boston Scientific Corp (a)	55,812	5,874,771
TransMedics Group Inc (a)	21,105	2,682,868
		8,651,703
Health Care Providers & Services - 0.4%
Tenet Healthcare Corp (a)	2,726	460,066
UnitedHealth Group Inc	3,193	963,999
		1,424,065
Health Care Technology - 0.9%
Doximity Inc Class A (a)	48,097	2,505,373
Life Sciences Tools & Services - 1.3%
Danaher Corp	6,720	1,276,128
Thermo Fisher Scientific Inc	6,111	2,461,633
		3,737,761
Pharmaceuticals - 3.0%
Eli Lilly & Co	11,878	8,762,044
TOTAL HEALTH CARE		29,302,817

Industrials - 12.3%
Aerospace & Defense - 2.9%
ATI Inc (a)	2,392	190,498
Boeing Co (a)	5,878	1,218,627
BWX Technologies Inc	3,756	471,754
Howmet Aerospace Inc	17,413	2,958,295
Karman Holdings Inc	6,810	291,877
Standard Aero Inc	7,847	230,153
TransDigm Group Inc	1,982	2,910,428
		8,271,632
Building Products - 2.2%
AZEK Co Inc/The Class A (a)	23,202	1,148,731
Builders FirstSource Inc (a)	7,506	808,246
Tecnoglass Inc	15,666	1,341,480
Trane Technologies PLC	6,963	2,995,970
		6,294,427
Construction & Engineering - 1.2%
EMCOR Group Inc	2,325	1,097,074
Quanta Services Inc	7,273	2,491,439
		3,588,513
Electrical Equipment - 2.1%
Eaton Corp PLC	7,417	2,374,923
GE Vernova Inc	6,011	2,843,083
Vertiv Holdings Co Class A	8,061	870,024
		6,088,030
Machinery - 2.6%
Chart Industries Inc (a)	6,403	1,004,375
Deere & Co	1,539	779,134
Parker-Hannifin Corp	6,609	4,393,002
Westinghouse Air Brake Technologies Corp	6,620	1,339,358
		7,515,869
Passenger Airlines - 0.0%
Alaska Air Group Inc (a)	542	27,604
Professional Services - 0.6%
KBR Inc	31,836	1,661,521
Trading Companies & Distributors - 0.7%
FTAI Aviation Ltd	700	82,005
WW Grainger Inc	1,716	1,866,253
		1,948,258
TOTAL INDUSTRIALS		35,395,854

Information Technology - 20.9%
Communications Equipment - 0.1%
Ciena Corp (a)	382	30,583
Motorola Solutions Inc	686	284,951
		315,534
IT Services - 0.4%
Gartner Inc (a)	2,380	1,038,680
Semiconductors & Semiconductor Equipment - 9.5%
Aehr Test Systems (a)	3,622	34,554
Broadcom Inc	3,761	910,425
Lam Research Corp	21,099	1,704,588
Marvell Technology Inc	37,448	2,253,995
Micron Technology Inc	20,545	1,940,681
NVIDIA Corp	152,840	20,653,269
		27,497,512
Software - 6.6%
Agilysys Inc (a)	1,081	114,489
Cadence Design Systems Inc (a)	10,926	3,136,527
Microsoft Corp	32,657	15,033,977
SailPoint Inc	11,339	199,793
ServiceTitan Inc Class A (a)	278	30,766
Weave Communications Inc (a)	43,857	423,220
		18,938,772
Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc	61,768	12,406,103
TOTAL INFORMATION TECHNOLOGY		60,196,601

Materials - 1.6%
Chemicals - 0.9%
Corteva Inc	29,439	2,084,281
Sherwin-Williams Co/The	1,428	512,381
		2,596,662
Construction Materials - 0.2%
Martin Marietta Materials Inc	965	528,386
Metals & Mining - 0.5%
Freeport-McMoRan Inc	36,326	1,397,824
TOTAL MATERIALS		4,522,872

Real Estate - 0.6%
Health Care REITs - 0.6%
Welltower Inc	11,911	1,837,629
Utilities - 0.9%
Electric Utilities - 0.9%
Constellation Energy Corp	8,701	2,663,811
TOTAL UNITED STATES		255,245,059
TOTAL COMMON STOCKS (Cost $261,979,361)		282,506,356

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $5,652,110)	4.32	5,650,979	5,652,110

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $267,631,471)	288,158,466
NET OTHER ASSETS (LIABILITIES) - 0.2%	657,309
NET ASSETS - 100.0%	288,815,775

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $332,750 or 0.1% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,594,563	142,689,689	138,865,800	239,086	144	-	5,652,110	5,650,979	0.0%
Total	1,594,563	142,689,689	138,865,800	239,086	144	-	5,652,110

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	46,949,705	46,949,705	-	-
Consumer Discretionary	37,005,165	35,591,554	1,413,611	-
Consumer Staples	4,109,406	4,109,406	-	-
Energy	8,609,840	8,609,840	-	-
Financials	33,001,599	33,001,599	-	-
Health Care	32,442,064	30,730,837	1,711,227	-
Industrials	38,871,893	36,234,926	2,636,967	-
Information Technology	68,589,888	67,356,960	1,232,928	-
Materials	8,425,356	8,274,550	150,806	-
Real Estate	1,837,629	1,837,629	-	-
Utilities	2,663,811	2,663,811	-	-

Money Market Funds	5,652,110	5,652,110	-	-
Total Investments in Securities:	288,158,466	281,012,927	7,145,539	-
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $261,979,361)	$282,506,356
Fidelity Central Funds (cost $5,652,110)	5,652,110

Total Investment in Securities (cost $267,631,471)		$288,158,466
Cash		1
Receivable for fund shares sold		745,918
Dividends receivable		194,488
Distributions receivable from Fidelity Central Funds		13,184
Prepaid expenses		18
Receivable from investment adviser for expense reductions		15,888
Other receivables		9,133
Total assets		289,137,096
Liabilities
Payable for investments purchased
Regular delivery	$13,042
Delayed delivery	7,976
Payable for fund shares redeemed	140,406
Accrued management fee	115,125
Audit fee payable	38,054
Other payables and accrued expenses	6,718
Total liabilities		321,321
Net Assets		$288,815,775
Net Assets consist of:
Paid in capital		$265,993,350
Total accumulated earnings (loss)		22,822,425
Net Assets		$288,815,775
Net Asset Value, offering price and redemption price per share ($288,815,775 ÷ 22,751,811 shares)		$12.69
Statement of Operations
Year ended May 31, 2025
Investment Income
Dividends		$2,100,630
Interest		284
Income from Fidelity Central Funds		239,086
Total income		2,340,000
Expenses
Management fee	$1,084,566
Custodian fees and expenses	14,260
Independent trustees' fees and expenses	867
Registration fees	38,108
Audit fees	59,357
Legal	3,262
Miscellaneous	8,579
Total expenses before reductions	1,208,999
Expense reductions	(16,239)
Total expenses after reductions		1,192,760
Net Investment income (loss)		1,147,240
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,988,132
Affiliated issuers	144
Foreign currency transactions	462
Total net realized gain (loss)		6,988,738
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,648,413
Assets and liabilities in foreign currencies	702
Total change in net unrealized appreciation (depreciation)		1,649,115
Net gain (loss)		8,637,853
Net increase (decrease) in net assets resulting from operations		$9,785,093
Statement of Changes in Net Assets

	Year ended May 31, 2025	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,147,240	$363,918
Net realized gain (loss)	6,988,738	785,880
Change in net unrealized appreciation (depreciation)	1,649,115	10,850,362
Net increase (decrease) in net assets resulting from operations	9,785,093	12,000,160
Distributions to shareholders	(2,787,267)	(142,989)

Share transactions
Proceeds from sales of shares	240,866,586	97,504,484
Net asset value of shares issued in exchange for the net assets of the Acquired Fund(s) (see Reorganization Information note)	65,007,639	-
Reinvestment of distributions	2,378,564	125,081
Cost of shares redeemed	(136,878,790)	(7,087,145)

Net increase (decrease) in net assets resulting from share transactions	171,373,999	90,542,420
Total increase (decrease) in net assets	178,371,825	102,399,591

Net Assets
Beginning of period	110,443,950	8,044,359
End of period	$288,815,775	$110,443,950

Other Information
Shares
Sold	19,312,269	8,903,387
Issued in exchange for the shares of the Acquired Fund(s) (see Reorganization Information note)	4,970,001	-
Issued in reinvestment of distributions	186,428	11,742
Redeemed	(10,839,068)	(630,303)
Net increase (decrease)	13,629,630	8,284,826

Financial Highlights
Fidelity® SAI Sustainable U.S. Equity Fund

Years ended May 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.11	$9.61	$9.25	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.09	.10 D	.01
Net realized and unrealized gain (loss)	.70	2.46	.32	(.76)
Total from investment operations	.77	2.55	.42	(.75)
Distributions from net investment income	(.07)	(.05)	(.06)	-
Distributions from net realized gain	(.12)	-	-	-
Total distributions	(.19)	(.05)	(.06)	-
Net asset value, end of period	$12.69	$12.11	$9.61	$9.25
Total Return E,F	6.32%	26.61%	4.53%	(7.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.56%	.73%	3.03%	7.28% I,J
Expenses net of fee waivers, if any	.55%	.59%	.59%	.60% I,J
Expenses net of all reductions, if any	.55%	.59%	.59%	.60% I,J
Net investment income (loss)	.53%	.82%	1.07% D	.73% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$288,816	$110,444	$8,044	$928
Portfolio turnover rate K	136 % L	49%	35%	2% M

AFor the period April 14, 2022 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAudit fees are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
MAmount not annualized.
Notes to Financial Statements

For the period ended May 31, 2025

1. Organization.
Fidelity SAI Sustainable U.S. Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$32,268,536
Gross unrealized depreciation	(14,091,834)
Net unrealized appreciation (depreciation)	$18,176,702
Tax Cost	$269,981,764

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$207,053
Undistributed long-term capital gain	$4,437,855
Net unrealized appreciation (depreciation) on securities and other investments	$18,176,702

The tax character of distributions paid was as follows:

	May 31, 2025	May 31, 2024
Ordinary Income	$2,569,929	$ 142,989
Long-term Capital Gains	217,338	-
Total	$2,787,267	$ 142,989

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable U.S. Equity Fund	385,032,145	283,743,539
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .498% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Sustainable U.S. Equity Fund	3,764

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable U.S. Equity Fund	15,996,850	10,004,852	2,226,962
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable U.S. Equity Fund	282
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $351.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $15,888.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
10. Reorganization Information.
On November 15, 2024, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity SAI Sustainable Future Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the Fund. The acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity SAI Sustainable Future Fund	65,017,133	7,736,152	65,007,639	4,970,001	.9624541284

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity SAI Sustainable U.S. Equity Fund	206,893,573	271,901,212

Pro forma results of operations of the combined entity for the entire period ended May 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$1,438,069
Total net realized gain (loss)	14,395,334
Total change in net unrealized appreciation (depreciation)	(999,682)
Net increase (decrease) in net assets resulting from operations	$14,833,721

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since November 15, 2024.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity SAI Sustainable U.S. Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Sustainable U.S. Equity Fund (one of the funds constituting Fidelity Summer Street Trust, referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the three years in the period ended May 31, 2025 and for the period April 14, 2022 (commencement of operations) through May 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the three years in the period ended May 31, 2025 and for the period April 14, 2022 (commencement of operations) through May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 15, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as capital gain dividend the amount noted below for the taxable year ended May 31, 2025, or, if subsequently determined to be different, the net capital gain of such year.
Fidelity SAI Sustainable U.S. Equity Fund	$5,405,570
The fund hereby designates as capital gain dividend the amount noted below for the taxable year ended November 16, 2024, or, if subsequently determined to be different, the net capital gain of such year.
Fidelity SAI Sustainable Future Fund	$2,695,052
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:
Fidelity SAI Sustainable U.S. Equity Fund
July 2024	30%
December 2024	69%
March 2025	100%
Fidelity SAI Sustainable Future Fund
July 2024	41%
November 2024	22%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
Fidelity SAI Sustainable U.S. Equity Fund
July 2024	44.87%
December 2024	87.10%
March 2025	100%
Fidelity SAI Sustainable Future Fund
July 2024	51.04%
November 2024	24.33%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:
Fidelity SAI Sustainable U.S. Equity Fund
July 2024	1.58%
December 2024	4.93%
Fidelity SAI Sustainable Future Fund

July 2024	0.45%
December 2024	0.86%
The fund hereby designates the amount noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:
Fidelity SAI Sustainable U.S. Equity Fund	$30,329
The fund hereby designates the amount noted below as distributions paid during the fiscal year ended November 16, 2024, as qualifying to be taxed as section 163(j) interest dividends:
Fidelity SAI Sustainable Future Fund	$49,436
The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable U.S. Equity Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a flat management fee. In its review of the fund's management fee and total expense ratio, the Board considered the fund's effective fee rate from March 2024 to September 2024, as well as other fund expenses. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the period ended September 30, 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.60% through September 30, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9904862.103
EFS-ANN-0725
Fidelity® Agricultural Productivity Fund
Fidelity® Water Sustainability Fund

Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Agricultural Productivity Fund
Schedule of Investments May 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Nufarm Ltd (a)	131,337	201,490
CANADA - 9.3%
Materials - 9.3%
Chemicals - 9.3%
Nutrien Ltd	67,305	3,976,457
FAROE ISLANDS - 2.3%
Consumer Staples - 2.3%
Food Products - 2.3%
Bakkafrost	20,986	976,581
HONG KONG - 2.5%
Consumer Staples - 2.5%
Food Products - 2.5%
WH Group Ltd (b)(c)	1,141,345	1,053,849
INDONESIA - 1.0%
Consumer Staples - 1.0%
Food Products - 1.0%
First Resources Ltd	369,728	407,066
JAPAN - 1.3%
Consumer Staples - 1.3%
Food Products - 1.3%
Sakata Seed Corp	23,137	555,532
NETHERLANDS - 0.5%
Materials - 0.5%
Chemicals - 0.5%
OCI NV	25,343	220,278
SAUDI ARABIA - 1.5%
Materials - 1.5%
Chemicals - 1.5%
SABIC Agri-Nutrients Co	24,833	634,783
UNITED KINGDOM - 4.1%
Consumer Staples - 4.1%
Food Products - 4.1%
Cranswick PLC	24,156	1,731,478
UNITED STATES - 76.2%
Consumer Staples - 18.6%
Beverages - 1.0%
Coca-Cola Co/The	5,776	416,450
Food Products - 17.6%
Archer-Daniels-Midland Co	35,540	1,715,516
Bunge Global SA	26,457	2,067,615
Darling Ingredients Inc (a)	27,802	866,310
Ingredion Inc	13,048	1,815,238
Lamb Weston Holdings Inc	4,663	260,102
Pilgrim's Pride Corp	13,113	644,635
Smithfield Foods Inc	5	117
Tyson Foods Inc Class A	2,846	159,831
		7,529,364
TOTAL CONSUMER STAPLES		7,945,814

Industrials - 34.0%
Machinery - 34.0%
AGCO Corp	5,396	528,700
CNH Industrial NV Class A	164,195	2,054,080
Deere & Co	20,990	10,626,398
Toro Co/The	17,066	1,293,261
		14,502,439
Materials - 23.6%
Chemicals - 23.6%
CF Industries Holdings Inc	21,505	1,950,719
Corteva Inc	93,680	6,632,544
FMC Corp	10,061	408,073
Mosaic Co/The	29,404	1,062,661
		10,053,997
TOTAL UNITED STATES		32,502,250
TOTAL COMMON STOCKS (Cost $33,453,993)		42,259,764

Money Market Funds - 7.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $3,179,620)	4.32	3,178,985	3,179,621

TOTAL INVESTMENT IN SECURITIES - 106.5% (Cost $36,633,613)	45,439,385
NET OTHER ASSETS (LIABILITIES) - (6.5)%	(2,776,595)
NET ASSETS - 100.0%	42,662,790

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,053,849 or 2.5% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,053,849 or 2.5% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	10,878,307	7,698,696	6,349	9	1	3,179,621	3,178,985	0.0%
Fidelity Securities Lending Cash Central Fund	90,019	17,642,015	17,732,034	3,016	-	-	-	-	0.0%
Total	90,019	28,520,322	25,430,730	9,365	9	1	3,179,621

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	12,670,320	12,670,320	-	-
Industrials	14,502,439	14,502,439	-	-
Materials	15,087,005	15,087,005	-	-

Money Market Funds	3,179,621	3,179,621	-	-
Total Investments in Securities:	45,439,385	45,439,385	-	-
Fidelity® Agricultural Productivity Fund
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $33,453,993)	$42,259,764
Fidelity Central Funds (cost $3,179,620)	3,179,621

Total Investment in Securities (cost $36,633,613)		$45,439,385
Foreign currency held at value (cost $32,020)		32,411
Receivable for investments sold		8,612
Receivable for fund shares sold		6,798
Dividends receivable		53,631
Distributions receivable from Fidelity Central Funds		1,757
Prepaid expenses		7
Receivable from investment adviser for expense reductions		1,518
Other receivables		768
Total assets		45,544,887
Liabilities
Payable for investments purchased	$2,755,574
Payable for fund shares redeemed	59,550
Accrued management fee	27,380
Other payables and accrued expenses	39,593
Total liabilities		2,882,097
Net Assets		$42,662,790
Net Assets consist of:
Paid in capital		$55,437,403
Total accumulated earnings (loss)		(12,774,613)
Net Assets		$42,662,790
Net Asset Value, offering price and redemption price per share ($42,662,790 ÷ 2,246,654 shares)		$18.99
Statement of Operations
Year ended May 31, 2025
Investment Income
Dividends		$1,178,740
Special dividends		406,891
Income from Fidelity Central Funds (including $3,016 from security lending)		9,365
Total income		1,594,996
Expenses
Management fee	$350,900
Custodian fees and expenses	14,377
Independent trustees' fees and expenses	194
Registration fees	19,909
Audit fees	59,676
Legal	1,649
Miscellaneous	193
Total expenses before reductions	446,898
Expense reductions	(41,720)
Total expenses after reductions		405,178
Net Investment income (loss)		1,189,818
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(252,559)
Fidelity Central Funds	9
Foreign currency transactions	(7,597)
Total net realized gain (loss)		(260,147)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,160,923
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	1,125
Total change in net unrealized appreciation (depreciation)		2,162,049
Net gain (loss)		1,901,902
Net increase (decrease) in net assets resulting from operations		$3,091,720
Statement of Changes in Net Assets

	Year ended May 31, 2025	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,189,818	$683,063
Net realized gain (loss)	(260,147)	(2,036,555)
Change in net unrealized appreciation (depreciation)	2,162,049	2,118,657
Net increase (decrease) in net assets resulting from operations	3,091,720	765,165
Distributions to shareholders	(917,299)	(958,262)

Share transactions
Proceeds from sales of shares	11,589,708	16,307,124
Reinvestment of distributions	802,045	874,369
Cost of shares redeemed	(23,867,985)	(47,925,972)

Net increase (decrease) in net assets resulting from share transactions	(11,476,232)	(30,744,479)
Total increase (decrease) in net assets	(9,301,811)	(30,937,576)

Net Assets
Beginning of period	51,964,601	82,902,177
End of period	$42,662,790	$51,964,601

Other Information
Shares
Sold	638,896	881,384
Issued in reinvestment of distributions	46,826	46,941
Redeemed	(1,349,418)	(2,622,261)
Net increase (decrease)	(663,696)	(1,693,936)

Financial Highlights
Fidelity® Agricultural Productivity Fund

Years ended May 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.86	$18.01	$21.61	$18.89	$10.91
Income from Investment Operations
Net investment income (loss) A,B	.50 C	.19	.32	.16 D	.13 E
Net realized and unrealized gain (loss)	1.02	(.10) F	(3.67)	2.69	7.92
Total from investment operations	1.52	.09	(3.35)	2.85	8.05
Distributions from net investment income	(.39)	(.24)	(.25)	(.09)	(.07)
Distributions from net realized gain	-	-	-	(.04)	- G
Total distributions	(.39)	(.24)	(.25)	(.13)	(.07)
Net asset value, end of period	$18.99	$17.86	$18.01	$21.61	$18.89
Total Return H	8.76%	.48%	(15.66)%	15.24%	74.02%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.05%	1.07%	1.08%	1.15%	1.59%
Expenses net of fee waivers, if any	.95%	.95%	.95%	.99%	1.00%
Expenses net of all reductions, if any	.95%	.95%	.95%	.99%	.98%
Net investment income (loss)	2.79% C	1.01%	1.57%	.81% D	.80% E
Supplemental Data
Net assets, end of period (000 omitted)	$42,663	$51,965	$82,902	$166,545	$62,894
Portfolio turnover rate K	21%	12%	44%	50%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.84%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .57%.
FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
GAmount represents less than $.005 per share.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Water Sustainability Fund
Schedule of Investments May 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
BRAZIL - 5.5%
Utilities - 5.5%
Water Utilities - 5.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	200,663	4,118,161
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	113,416	2,329,565

TOTAL BRAZIL		6,447,726
FRANCE - 5.0%
Utilities - 5.0%
Multi-Utilities - 5.0%
Veolia Environnement SA	169,985	5,850,309
ITALY - 1.2%
Industrials - 1.2%
Machinery - 1.2%
Interpump Group SpA	37,397	1,458,159
JAPAN - 2.5%
Industrials - 2.5%
Machinery - 2.5%
Kurita Water Industries Ltd	59,318	2,228,934
Organo Corp	11,799	637,119

TOTAL JAPAN		2,866,053
SWITZERLAND - 5.9%
Industrials - 5.9%
Building Products - 4.3%
Geberit AG	6,671	4,968,801
Machinery - 1.6%
Georg Fischer AG	23,262	1,857,003
TOTAL SWITZERLAND		6,825,804
UNITED KINGDOM - 17.0%
Utilities - 17.0%
Water Utilities - 17.0%
Pennon Group PLC	229,120	1,578,025
Severn Trent PLC	247,775	9,023,686
United Utilities Group PLC	577,310	9,140,681

TOTAL UNITED KINGDOM		19,742,392
UNITED STATES - 61.0%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TETRA Technologies Inc (a)	235,376	630,808
Industrials - 46.3%
Building Products - 3.5%
Advanced Drainage Systems Inc	37,577	4,131,967
Commercial Services & Supplies - 4.1%
Montrose Environmental Group Inc (a)	97,130	1,896,949
Tetra Tech Inc	7,534	263,237
Veralto Corp	25,454	2,571,618
		4,731,804
Electrical Equipment - 1.9%
Emerson Electric Co	19,544	2,333,163
Machinery - 27.8%
Chart Industries Inc (a)	19,800	3,105,828
Crane Co	6,817	1,168,434
Dover Corp	9,481	1,685,248
Energy Recovery Inc (a)	12,397	156,326
Ingersoll Rand Inc	43,179	3,525,134
ITT Inc	8,373	1,260,471
Mueller Water Products Inc Class A1	86,430	2,120,128
Parker-Hannifin Corp	1,733	1,151,925
Pentair PLC	81,405	8,073,748
Watts Water Technologies Inc Class A	23,251	5,629,532
Xylem Inc/NY	35,162	4,431,818
		32,308,592
Professional Services - 3.4%
KBR Inc	69,494	3,626,892
Parsons Corp (a)	4,761	308,703
		3,935,595
Trading Companies & Distributors - 5.6%
Core & Main Inc Class A (a)	118,317	6,484,955
TOTAL INDUSTRIALS		53,926,076

Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 1.6%
Badger Meter Inc	7,369	1,829,133
Materials - 2.4%
Chemicals - 2.4%
Ecolab Inc	10,560	2,804,947
Utilities - 10.2%
Water Utilities - 10.2%
American Water Works Co Inc	37,154	5,311,907
Essential Utilities Inc	169,329	6,524,247
		11,836,154
TOTAL UNITED STATES		71,027,118
TOTAL COMMON STOCKS (Cost $93,464,165)		114,217,561

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $1,579,571)	4.32	1,579,255	1,579,571

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $95,043,736)	115,797,132
NET OTHER ASSETS (LIABILITIES) - 0.5%	615,010
NET ASSETS - 100.0%	116,412,142

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	822,232	33,035,040	32,277,701	58,742	-	-	1,579,571	1,579,255	0.0%
Total	822,232	33,035,040	32,277,701	58,742	-	-	1,579,571

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	630,808	630,808	-	-
Industrials	65,076,092	65,076,092	-	-
Information Technology	1,829,133	1,829,133	-	-
Materials	2,804,947	2,804,947	-	-
Utilities	43,876,581	27,307,566	16,569,015	-

Money Market Funds	1,579,571	1,579,571	-	-
Total Investments in Securities:	115,797,132	99,228,117	16,569,015	-
Fidelity® Water Sustainability Fund
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $93,464,165)	$114,217,561
Fidelity Central Funds (cost $1,579,571)	1,579,571

Total Investment in Securities (cost $95,043,736)		$115,797,132
Receivable for fund shares sold		242,865
Dividends receivable		401,034
Reclaims receivable		149,108
Distributions receivable from Fidelity Central Funds		5,966
Prepaid expenses		15
Other receivables		855
Total assets		116,596,975
Liabilities
Payable for fund shares redeemed	$58,511
Accrued management fee	78,522
Audit fee payable	42,599
Other payables and accrued expenses	5,201
Total liabilities		184,833
Net Assets		$116,412,142
Net Assets consist of:
Paid in capital		$93,527,037
Total accumulated earnings (loss)		22,885,105
Net Assets		$116,412,142
Net Asset Value, offering price and redemption price per share ($116,412,142 ÷ 6,227,690 shares)		$18.69
Statement of Operations
Year ended May 31, 2025
Investment Income
Dividends		$2,144,661
Income from Fidelity Central Funds		58,742
Total income		2,203,403
Expenses
Management fee	$868,014
Custodian fees and expenses	10,185
Independent trustees' fees and expenses	447
Registration fees	25,342
Audit fees	64,369
Legal	2,667
Miscellaneous	366
Total expenses before reductions	971,390
Expense reductions	(232)
Total expenses after reductions		971,158
Net Investment income (loss)		1,232,245
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,257,442
Foreign currency transactions	(8,130)
Total net realized gain (loss)		7,249,312
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,020,084
Assets and liabilities in foreign currencies	6,739
Total change in net unrealized appreciation (depreciation)		1,026,823
Net gain (loss)		8,276,135
Net increase (decrease) in net assets resulting from operations		$9,508,380
Statement of Changes in Net Assets

	Year ended May 31, 2025	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,232,245	$555,985
Net realized gain (loss)	7,249,312	3,970,335
Change in net unrealized appreciation (depreciation)	1,026,823	16,568,684
Net increase (decrease) in net assets resulting from operations	9,508,380	21,095,004
Distributions to shareholders	(2,560,798)	(396,236)

Share transactions
Proceeds from sales of shares	34,915,394	24,604,418
Reinvestment of distributions	2,279,640	355,014
Cost of shares redeemed	(29,308,227)	(28,465,333)

Net increase (decrease) in net assets resulting from share transactions	7,886,807	(3,505,901)
Total increase (decrease) in net assets	14,834,389	17,192,867

Net Assets
Beginning of period	101,577,753	84,384,886
End of period	$116,412,142	$101,577,753

Other Information
Shares
Sold	1,974,169	1,559,854
Issued in reinvestment of distributions	132,848	22,941
Redeemed	(1,675,984)	(1,843,034)
Net increase (decrease)	431,033	(260,239)

Financial Highlights
Fidelity® Water Sustainability Fund

Years ended May 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.52	$13.93	$13.54	$14.84	$10.75
Income from Investment Operations
Net investment income (loss) A,B	.21	.09	.06	(.04)	.01
Net realized and unrealized gain (loss)	1.39	3.57	.34	(1.02)	4.28
Total from investment operations	1.60	3.66	.40	(1.06)	4.29
Distributions from net investment income	(.13)	(.07)	(.01)	- C	(.02)
Distributions from net realized gain	(.30)	-	-	(.24)	(.18)
Total distributions	(.43)	(.07)	(.01)	(.24)	(.20)
Net asset value, end of period	$18.69	$17.52	$13.93	$13.54	$14.84
Total Return D	9.34%	26.32%	2.96%	(7.44)%	40.20%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.92%	1.02%	1.09%	1.11%	1.44%
Expenses net of fee waivers, if any	.92%	.95%	.95%	1.00%	1.00%
Expenses net of all reductions, if any	.92%	.95%	.95%	1.00%	.98%
Net investment income (loss)	1.17%	.61%	.41%	(.29)%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$116,412	$101,578	$84,385	$94,233	$55,774
Portfolio turnover rate G	37%	52%	54%	55%	95%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended May 31, 2025

1. Organization.
Fidelity Agricultural Productivity Fund and Fidelity Water Sustainability Fund (the Funds) are non-diversified funds of Fidelity Summer Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Agricultural Productivity Fund	36,681,709	11,705,715	(2,948,039)	8,757,676
Fidelity Water Sustainability Fund	95,086,699	23,691,868	(2,981,435)	20,710,433

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Agricultural Productivity Fund	320,606	-	(21,853,503)	8,758,284
Fidelity Water Sustainability Fund	793,845	1,374,387	-	20,716,874

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Agricultural Productivity Fund	(19,443,367)	(2,410,136)	(21,853,503)

The tax character of distributions paid was as follows:

May 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Agricultural Productivity Fund	917,299	-	917,299
Fidelity Water Sustainability Fund	763,235	1,797,563	2,560,798

May 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Agricultural Productivity Fund	958,262	-	958,262
Fidelity Water Sustainability Fund	396,236	-	396,236

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Agricultural Productivity Fund	8,972,125	20,233,529
Fidelity Water Sustainability Fund	44,170,906	38,517,332
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Agricultural Productivity Fund	.88
Fidelity Water Sustainability Fund	.88

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Agricultural Productivity Fund	.82
Fidelity Water Sustainability Fund	.82

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Agricultural Productivity Fund	310
Fidelity Water Sustainability Fund	875

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Agricultural Productivity Fund	139,344	60,517	(242,128)
Fidelity Water Sustainability Fund	1,091,571	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Agricultural Productivity Fund	65
Fidelity Water Sustainability Fund	151
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Agricultural Productivity Fund	317	7	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

Fidelity Agricultural Productivity Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Agricultural Productivity Fund	.95%	41,720

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Water Sustainability Fund	232
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Agricultural Productivity Fund and Fidelity Water Sustainability Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Agricultural Productivity Fund and Fidelity Water Sustainability Fund (the "Funds"), each a fund of Fidelity Summer Street Trust, including the schedules of investments, as of May 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 15, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended May 31, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Water Sustainability Fund	$3,381,491
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Agricultural Productivity Fund
July 2024	99%
December 2024	47%
Fidelity Water Sustainability Fund
July 2024	98%
December 2024	71%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Agricultural Productivity Fund
July 2024	100%
December 2024	100%
Fidelity Water Sustainability Fund
July 2024	100%
December 2024	100%
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Agricultural Productivity Fund	$2,263
Fidelity Water Sustainability Fund	$26,797
The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Agricultural Productivity Fund
Fidelity Water Sustainability Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under separate agreements.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an index that has characteristics relevant to each fund's investment strategies (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, each fund's management fee is based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, each fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of each fund's management fee and total expense ratio, the Board considered the effective management fee rate for each fund from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to funds and classes in the asset-sized peer group. The total expense asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that each fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, each fund ranked below its competitive medians.
Other Contractual Arrangements. The Board considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses, with certain expenses, as a percentage of their respective average net assets, exceed 0.95% through September 30, 2026.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides for breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the funds, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.

1.9897392.105
DAS-DSW-ANN-0725

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2025